UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Floating Rate Portfolio                                                                                                                             as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 100.4% (1)

	Principal
	Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
		AWAS Capital, Inc.
$15,613,741		Term Loan, 7.13%, Maturing March 22, 2013	$14,989,191
		BE Aerospace, Inc.
	2,275,000	Term Loan, 7.13%, Maturing August 24, 2012	2,212,437
		CACI International, Inc.
	11,103,089	Term Loan, 6.86%, Maturing May 3, 2011	10,797,754
		Evergreen International Aviation
	7,972,489	Term Loan, 8.86%, Maturing October 31, 2011	7,932,627
		Forgings International Holding
	2,545,971	Term Loan, 7.61%, Maturing August 11, 2014	2,504,599
GBP	669,649	Term Loan, 8.09%, Maturing August 11, 2014	1,336,947
	2,739,392	Term Loan, 7.86%, Maturing August 11, 2015	2,708,574
GBP	723,219	Term Loan, 8.34%, Maturing August 11, 2015	1,451,247
		Hawker Beechcraft Acquisition
	1,448,094	Term Loan, 5.26%, Maturing March 26, 2014	1,381,119
	17,071,048	Term Loan, 7.36%, Maturing March 26, 2014	16,281,512
		Hexcel Corp.
	10,331,005	Term Loan, 7.11%, Maturing March 1, 2012	10,201,867
		IAP Worldwide Services, Inc.
	7,781,500	Term Loan, 9.69%, Maturing December 30, 2012	7,100,619
		Jet Aviation Holding, AG
	4,261,332	Term Loan, 6.57%, Maturing May 15, 2013	4,250,679
		Spirit AeroSystems, Inc.
	7,041,957	Term Loan, 7.11%, Maturing December 31, 2011	7,077,167
		Standard Aero Holdings, Inc.
	1,750,000	Term Loan, 7.59%, Maturing August 24, 2012	1,715,000
		TransDigm, Inc.
	17,650,000	Term Loan, 7.36%, Maturing June 23, 2013	17,506,594
		Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,525,000
	4,000,000	Term Loan, 7.82%, Maturing December 17, 2011	3,970,000
	8,980,092	Term Loan, 7.83%, Maturing December 17, 2011	8,912,741
		Wyle Laboratories, Inc.
	997,500	Term Loan, 8.11%, Maturing January 28, 2011	980,044
	3,951,569	Term Loan, 8.11%, Maturing January 28, 2011	3,882,417
			$136,718,135
Air Transport — 0.8%
		Airport Development and Investment
GBP	11,000,000	Term Loan, 10.03%, Maturing April 7, 2011	$22,239,401
		Delta Air Lines, Inc.
	10,962,000	Term loan, 7.36%, Maturing April 30, 2012	10,674,247

		Northwest Airlines, Inc.
$18,000,000		DIP Loan, 7.34%, Maturing August 21, 2008	$17,606,250
		Orbitz Worldwide, Inc.
10,750,000		Term Loan, 8.34%, Maturing July 25, 2014	10,736,563
			$61,256,461
Automotive — 3.5%
		AA Acquisitions Co., Ltd.
GBP	1,500,000	Term Loan, 8.18%, Maturing June 25, 2012	$3,034,359
GBP	1,500,000	Term Loan, 8.43%, Maturing June 25, 2013	3,044,811
		Accuride Corp.
11,954,274		Term Loan, 7.38%, Maturing January 31, 2012	11,618,060
		Adesa, Inc.
31,500,000		Term Loan, 7.61%, Maturing October 18, 2013	29,078,437
		Affina Group, Inc.
5,135,471		Term Loan, 8.36%, Maturing November 30, 2011	5,074,487
		CSA Acquisition Corp.
2,773,278		Term Loan, 7.88%, Maturing December 23, 2011	2,704,639
5,046,282		Term Loan, 7.88%, Maturing December 23, 2011	4,921,386
3,693,750		Term Loan, 7.88%, Maturing December 23, 2012	3,596,789
		Dana Corp.
18,750,000		Term Loan, 7.88%, Maturing March 30, 2008	18,492,187
		Dayco Products, LLC
14,233,316		Term Loan, 7.85%, Maturing June 21, 2011	13,830,043
		Federal-Mogul Corp.
16,350,000		DIP Loan, 6.82%, Maturing December 31, 2007	16,186,500
4,982,950		Revolving Loan, 6.83%, Maturing December 31, 2007 (2)	4,762,868
4,108,827		Term Loan, 7.57%, Maturing December 31, 2007	3,947,042
6,000,000		Term Loan, 7.59%, Maturing December 31, 2007	5,771,250
		Financiere Truck (Investissement)
EUR	4,841,388	Term Loan, 5.36%, Maturing February 15, 2012	6,560,863
		Ford Motor Co.
10,000,000		Revolving Loan, 0.00%, Maturing December 15, 2013 (2)	9,041,670
14,129,000		Term Loan, 8.36%, Maturing December 15, 2013	13,352,880
		Fraikin, Ltd.
GBP	1,391,349	Term Loan, 7.20%, Maturing February 15, 2012	2,799,018
GBP	111,583	Term Loan, 7.20%, Maturing February 15, 2012	224,475
		General Motors Corp.
16,579,219		Term Loan, 7.74%, Maturing November 29, 2013	15,983,411
		Goodyear Tire & Rubber Co.
20,275,000		Term Loan, 6.85%, Maturing April 30, 2010	19,489,344
1,000,000		Term Loan, 8.82%, Maturing March 1, 2011	970,000
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 6.86%, Maturing May 30, 2014	575,589
EUR	7,374,545	Term Loan, 6.87%, Maturing May 30, 2014	9,976,872
		Jason, Inc.
3,975,000		Term Loan, 7.82%, Maturing April 30, 2010	3,885,562

		Keystone Automotive Operations, Inc.
$7,213,750		Term Loan, 8.84%, Maturing January 12, 2012	$6,780,925
		Locafroid Services S.A.S.
EUR	165,000	Term Loan, 5.29%, Maturing February 15, 2012	230,095
		R.J. Tower Corp.
12,000,000		DIP Revolving Loan, 0.00%, Maturing February 2, 2008 (2)	11,760,000
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.54%, Maturing August 31, 2013	8,710,847
		Tenneco Automotive, Inc.
6,550,000		Term Loan, 6.82%, Maturing March 17, 2014	6,419,000
		TriMas Corp.
1,893,750		Term Loan, 7.57%, Maturing August 2, 2011	1,884,281
8,144,703		Term Loan, 7.61%, Maturing August 2, 2013	8,103,980
		TRW Automotive, Inc.
11,775,000		Term Loan, 6.88%, Maturing February 2, 2014	11,589,544
		United Components, Inc.
9,954,545		Term Loan, 7.36%, Maturing June 30, 2010	9,655,909
			$274,057,123
Beverage and Tobacco — 0.8%
		Constellation Brands, Inc.
$15,229,167		Term Loan, 6.88%, Maturing June 5, 2013	$14,843,001
		Culligan International Co.
18,500,000		Term Loan, 7.59%, Maturing November 24, 2014	17,482,500
		Liberator Midco, Ltd.
EUR	1,375,000	Term Loan, 6.54%, Maturing October 27, 2013	1,854,407
EUR	1,375,000	Term Loan, 6.92%, Maturing October 27, 2014	1,863,818
		Southern Wine & Spirits of America, Inc.
21,546,840		Term Loan, 6.86%, Maturing May 31, 2012	21,196,704
		Van Houtte, Inc.
2,640,000		Term Loan, 7.86%, Maturing July 11, 2014	2,641,650
360,000		Term Loan, 7.86%, Maturing July 11, 2014	360,225
			$60,242,305
Building and Development — 5.8%
		401 North Wabash Venture, LLC
$9,498,461		Term Loan, 9.07%, Maturing May 7, 2008 (2)	$9,308,491
		AIMCO Properties, L.P.
29,718,750		Term Loan, 6.86%, Maturing March 23, 2011	29,421,562
		Beacon Sales Acquisition, Inc.
5,533,187		Term Loan, 7.36%, Maturing September 30, 2013	5,394,858
		BioMed Realty, L.P.
21,175,000		Term Loan, 7.57%, Maturing May 31, 2010	21,201,469
		Brickman Group Holdings, Inc.
4,990,000		Term Loan, 7.34%, Maturing January 23, 2014	4,940,100
		Building Materials Corp. of America
11,790,824		Term Loan, 8.13%, Maturing February 22, 2014	10,965,466

		Capital Automotive REIT
$10,788,753		Term Loan, 7.07%, Maturing December 16, 2010	$10,581,965
		Contech Construction Products
	5,913,333	Term Loan, 7.33%, Maturing January 13, 2013	5,706,367
		Empire Hawkeye Partners, L.P.
	12,000,000	Term Loan, 5.73%, Maturing December 1, 2009 (2)	12,000,000
		Epco / Fantome, LLC
	10,320,000	Term Loan, 7.98%, Maturing November 23, 2010	10,345,800
		FT-FIN Acquisition, LLC
	3,484,554	Term Loan, 6.47%, Maturing November 17, 2007	3,493,266
		General Growth Properties, Inc.
	17,782,895	Term Loan, 6.57%, Maturing February 24, 2011	17,167,909
		Hearthstone Housing Partners II, LLC
	26,470,588	Revolving Loan, 5.07%, Maturing December 1, 2007 (2)	26,338,235
		Hovstone Holdings, LLC
	6,787,748	Term Loan, 6.84%, Maturing February 28, 2009	6,685,931
		Lanoga Corp.
	9,702,367	Term Loan, 9.00%, Maturing June 29, 2013	9,605,343
		LNR Property Corp.
	22,175,000	Term Loan, 8.11%, Maturing July 3, 2011	21,347,407
		Mueller Water Products, Inc.
	8,968,538	Term Loan, 7.10%, Maturing May 24, 2014	8,621,007
		NCI Building Systems, Inc.
	9,417,430	Term Loan, 6.82%, Maturing June 18, 2010	9,320,317
		Nortek, Inc.
	20,947,638	Term Loan, 7.61%, Maturing August 27, 2011	20,188,286
		November 2005 Land Investors
	793,294	Term Loan, 8.07%, Maturing May 9, 2011	795,278
		Panolam Industries Holdings, Inc.
	4,264,516	Term Loan, 8.11%, Maturing September 30, 2012	4,093,935
		PLY GEM Industries, Inc.
	15,505,312	Term Loan, 8.11%, Maturing August 15, 2011	14,678,367
	579,361	Term Loan, 8.11%, Maturing August 15, 2011	548,462
		Re/Max International, Inc.
	3,616,667	Term Loan, 5.37%, Maturing January 23, 2008 (2)	3,580,500
	3,383,333	Term Loan, 7.07%, Maturing January 23, 2008	3,349,500
		Realogy Corp.
	6,862,122	Term Loan, 5.32%, Maturing September 1, 2014	6,474,899
	25,487,878	Term Loan, 8.36%, Maturing September 1, 2014	24,049,623
		Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 6.62%, Maturing September 30, 2013	1,649,282
GBP	523,980	Term Loan, 8.35%, Maturing September 30, 2013	1,046,121
EUR	1,232,601	Term Loan, 7.00%, Maturing September 30, 2014	1,657,719
GBP	523,980	Term Loan, 8.73%, Maturing September 30, 2014	1,051,445
		Shea Capital I, LLC
	1,612,813	Term Loan, 7.36%, Maturing October 27, 2011	1,499,916

		South Edge, LLC
	$2,106,196	Term Loan, 7.13%, Maturing October 31, 2007	$2,032,479
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,442,857
		Standard Pacific Corp.
	5,200,000	Term Loan, 6.86%, Maturing May 5, 2013	4,933,500
		Stile Acquisition Corp.
	9,952,520	Term Loan, 7.36%, Maturing April 6, 2013	9,282,636
		Stile U.S. Acquisition Corp.
	9,966,145	Term Loan, 7.36%, Maturing April 6, 2013	9,295,343
		TE / Tousa Senior, LLC
	4,239,406	Term Loan, 11.75%, Maturing August 1, 2008 (2)	4,366,588
		The Woodlands Commercial Property, Inc.
	7,860,000	Term Loan, 7.31%, Maturing August 29, 2009	7,820,700
	1,965,000	Term Loan, 7.31%, Maturing August 29, 2009	1,955,175
		Tousa/Kolter, LLC
	7,908,533	Term Loan, 8.61%, Maturing January 7, 2008	7,918,419
		TRU 2005 RE Holding Co.
	32,825,000	Term Loan, 8.32%, Maturing December 9, 2008	32,496,750
		United Subcontractors, Inc.
	5,925,000	Term Loan, 12.61%, Maturing June 27, 2013	5,673,187
		WCI Communities, Inc.
	26,625,000	Term Loan, 7.82%, Maturing December 23, 2010	25,659,844
		Wintergames Acquisition ULC
	23,048,091	Term Loan, 7.32%, Maturing October 26, 2007	23,105,711
			$450,092,015
Business Equipment and Services — 6.7%
		ACCO Brands Corp.
	$6,689,748	Term Loan, 7.11%, Maturing August 17, 2012	$6,505,780
		Activant Solutions, Inc.
	6,375,933	Term Loan, 7.38%, Maturing May 1, 2013	6,041,196
		Acxiom Corp.
	11,725,424	Term Loan, 7.07%, Maturing September 15, 2012	11,681,454
		Affiliated Computer Services
	6,008,500	Term Loan, 7.32%, Maturing March 20, 2013	5,851,612
	16,978,500	Term Loan, 7.32%, Maturing March 20, 2013	16,535,174
		Affinion Group, Inc.
	15,181,068	Term Loan, 7.86%, Maturing October 17, 2012	15,088,554
		Allied Security Holdings, LLC
	9,970,455	Term Loan, 8.36%, Maturing June 30, 2010	9,721,193
		Audio Visual Services Group, Inc.
	2,000,000	Term Loan, 7.62%, Maturing February 28, 2014	1,990,000
		Buhrmann US, Inc.
EUR	982,278	Term Loan, 5.88%, Maturing December 23, 2010	1,346,273
	10,695,701	Term Loan, 7.11%, Maturing December 31, 2010	10,428,309
		DynCorp International, LLC
	7,137,077	Term Loan, 7.63%, Maturing February 11, 2011	6,967,571

		Info USA, Inc.
$1,990,000		Term Loan, 7.36%, Maturing February 14, 2012	$1,960,150
4,383,473		Term Loan, 7.36%, Maturing February 14, 2012	4,317,720
		Information Resources, Inc.
6,500,000		Term Loan, 7.11%, Maturing May 7, 2014	6,175,000
		iPayment, Inc.
13,045,473		Term Loan, 7.35%, Maturing May 10, 2013	12,556,268
		Iron Mountain, Inc.
24,000,000		Term Loan, 6.87%, Maturing April 16, 2014	23,700,000
		Ista International GmbH
EUR	9,635,715	Term Loan, 6.10%, Maturing May 14, 2015	12,934,296
EUR	1,914,285	Term Loan, 6.10%, Maturing May 14, 2015	2,591,710
		Kronos, Inc.
9,975,000		Term Loan, 7.61%, Maturing June 11, 2014	9,700,687
		Language Line, Inc.
10,507,323		Term Loan, 8.61%, Maturing June 11, 2011	10,338,764
		N.E.W. Holdings I, LLC
10,531,466		Term Loan, 7.86%, Maturing May 22, 2014	9,794,264
		Nielsen Finance, LLC
55,530,375		Term Loan, 7.36%, Maturing August 9, 2013	54,174,656
		PGS Solutions, Inc.
1,995,000		Term Loan, 7.62%, Maturing February 14, 2013	1,985,025
		Protection One, Inc.
10,343,950		Term Loan, 7.59%, Maturing March 31, 2012	9,981,911
		Quantum Corp.
3,925,000		Term Loan, 8.82%, Maturing July 12, 2014	3,846,500
		Quintiles Transnational Corp.
16,293,796		Term Loan, 7.36%, Maturing March 31, 2013	15,519,841
		Sabare, Inc.
29,769,734		Term Loan, 7.61%, Maturing September 30, 2014	27,303,103
		Serena Software, Inc.
3,795,000		Term Loan, 7.34%, Maturing March 10, 2013	3,640,039
		Sitel (Client Logic)
8,201,404		Term Loan, 7.85%, Maturing January 29, 2014	8,016,873
		Solera Holdings, Inc.
EUR	3,216,938	Term Loan, 6.19%, Maturing May 15, 2014	4,172,321
		Solera Nederland Holdings
3,990,000		Term Loan, 7.38%, Maturing May 15, 2014	3,785,512
		SS&C Technologies, Inc.
5,083,871		Term Loan, 7.36%, Maturing November 23, 2012	5,007,613
109,552		Term Loan, 7.83%, Maturing November 23, 2012	107,908
		SunGard Data Systems, Inc.
83,610,001		Term Loan, 7.36%, Maturing February 11, 2013	80,483,321
		TDS Investor Corp.
11,000,000		Term Loan, Maturing August 23, 2013 (3)	10,505,000
EUR	2,105,820	Term Loan, 6.66%, Maturing August 23, 2013	2,840,515

$24,339,899		Term Loan, 7.82%, Maturing August 23, 2013	$23,834,092
2,549,474		Term Loan, 7.86%, Maturing August 23, 2013	2,496,494
		Transaction Network Services, Inc.
5,688,991		Term Loan, 7.36%, Maturing May 4, 2012	5,603,656
		Valassis Communications, Inc.
1,302,069		Term Loan, 0.00%, Maturing March 2, 2014 (2)	1,248,359
5,751,611		Term Loan, 7.11%, Maturing March 2, 2014	5,514,357
		VWR International, Inc.
14,850,000		Term Loan, 7.86%, Maturing June 28, 2013	14,441,625
		WAM Acquisition, S.A.
EUR	2,029,054	Term Loan, 6.57%, Maturing May 4, 2014	2,665,600
EUR	1,270,946	Term Loan, 6.57%, Maturing May 4, 2014	1,669,661
EUR	2,029,054	Term Loan, 6.82%, Maturing May 4, 2015	2,680,645
EUR	1,270,946	Term Loan, 6.82%, Maturing May 4, 2015	1,679,085
		West Corp.
23,611,511		Term Loan, 7.75%, Maturing October 24, 2013	22,758,876
2,493,750		Term Loan, 7.75%, Maturing May 11, 2014	2,403,698
		Williams Scotsman, Inc.
6,750,000		Term Loan, 6.82%, Maturing June 27, 2010	6,581,250
		Worldspan, L.P.
11,144,000		Term Loan, 8.61%, Maturing December 7, 2013	11,032,560
			$522,206,071
Cable and Satellite Television — 6.1%
		Atlantic Broadband Finance, LLC
$14,013,613		Term Loan, 7.61%, Maturing February 10, 2011	$13,672,031
		Bragg Communications, Inc.
7,511,843		Term Loan, 7.11%, Maturing August 31, 2011	7,511,843
		Bresnan Broadband Holdings, LLC
18,551,500		Term Loan, 7.36%, Maturing March 29, 2014	17,908,820
3,500,000		Term Loan, 7.36%, Maturing March 29, 2014	3,378,749
		Casema
EUR	2,346,899	Term Loan, 6.61%, Maturing November 14, 2014	3,165,870
EUR	1,072,502	Term Loan, 6.61%, Maturing November 14, 2014	1,446,761
EUR	3,419,400	Term Loan, 7.11%, Maturing November 14, 2015	4,640,991
		Charter Communications Operating, Inc.
76,463,117		Term Loan, 7.36%, Maturing April 28, 2013	72,869,350
16,000,000		Term Loan, 7.36%, Maturing April 28, 2013	15,248,000
		CSC Holdings, Inc.
3,375,000		Term Loan, 6.57%, Maturing March 29, 2012	3,243,260
29,177,661		Term Loan, 7.07%, Maturing March 29, 2013	28,099,138
		DirecTV Holdings, LLC
15,440,067		Term Loan, 6.82%, Maturing April 13, 2013	15,049,773
		Insight Midwest Holdings, LLC
45,950,000		Term Loan, 7.36%, Maturing April 6, 2014	44,622,550
		Kabel BW GmbH & Co. KG
EUR	1,660,000	Term Loan, Maturing June 9, 2012 (3)	2,256,669

		Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.88%, Maturing March 31, 2012	$20,982,030
		MCC Iowa, LLC
1,735,750		Term Loan, 6.84%, Maturing March 31, 2010	1,664,150
		Mediacom Broadband Group
7,960,000		Term Loan, 7.07%, Maturing January 31, 2015	7,581,900
14,392,553		Term Loan, 7.10%, Maturing January 31, 2015	13,888,814
		Mediacom Illinois, LLC
2,000,000		Term Loan, 6.84%, Maturing September 30, 2012	1,932,344
18,521,303		Term Loan, 7.10%, Maturing January 31, 2015	17,919,361
		NTL Investment Holdings, Ltd.
9,000,000		Term Loan, 7.36%, Maturing March 30, 2012	8,895,942
GBP	2,000,000	Term Loan, 7.77%, Maturing March 30, 2012	3,964,115
GBP	4,095,825	Term Loan, 8.28%, Maturing March 30, 2012	8,172,068
GBP	3,504,175	Term Loan, 8.28%, Maturing March 30, 2012	6,991,597
GBP	4,408,427	Term Loan, 8.29%, Maturing March 30, 2012	8,795,778
GBP	2,241,573	Term Loan, 8.29%, Maturing March 30, 2012	4,472,429
GBP	3,500,000	Term Loan, 8.48%, Maturing March 30, 2013	7,064,758
		Orion Cable GmbH
EUR	8,500,000	Term Loan, 6.97%, Maturing October 31, 2014	11,395,248
EUR	8,500,000	Term Loan, 7.22%, Maturing October 31, 2015	11,453,425
		Persona Communications Corp.
2,000,000		Term Loan, 11.32%, Maturing April 12, 2014	2,015,000
		ProSiebenSat.1 Media AG
EUR	2,593,095	Term Loan, 6.60%, Maturing March 2, 2015	3,356,550
EUR	2,593,095	Term Loan, 6.98%, Maturing March 2, 2016	3,374,298
		San Juan Cable, LLC
985,009		Term Loan, 7.36%, Maturing October 31, 2012	945,116
		UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 0.00%, Maturing October 16, 2011 (2)	8,741,253
EUR	10,263,473	Term Loan, 6.30%, Maturing October 16, 2011	13,850,121
EUR	17,236,527	Term Loan, 6.30%, Maturing October 16, 2011	23,299,292
12,925,000		Term Loan, 7.13%, Maturing October 16, 2011	12,908,844
2,000,000		Term Loan, 7.13%, Maturing October 16, 2011	1,937,500
		YPSO Holding SA
EUR	14,884,112	Term Loan, 6.61%, Maturing July 28, 2014	19,784,714
EUR	5,744,037	Term Loan, 6.61%, Maturing July 28, 2014	7,635,264
EUR	9,371,851	Term Loan, 6.61%, Maturing July 28, 2014	12,457,538
			$478,593,254
Chemicals and Plastics — 6.5%
		Arizona Chemical, Inc.
EUR	3,038,359	Term Loan, 6.36%, Maturing February 28, 2013	$4,164,257
		Brenntag Holding GmbH and Co. KG
EUR	5,294,118	Term Loan, 6.37%, Maturing December 23, 2013	7,192,502
EUR	845,455	Term Loan, 6.60%, Maturing December 23, 2013	1,164,534
EUR	654,545	Term Loan, 6.60%, Maturing December 23, 2013	901,014

$1,963,636		Term Loan, 7.39%, Maturing December 23, 2013	$1,929,273
8,036,364		Term Loan, 7.39%, Maturing December 23, 2013	7,895,727
EUR	1,242,193	Term Loan, 6.62%, Maturing December 23, 2014	1,696,125
EUR	963,689	Term Loan, 6.62%, Maturing December 23, 2014	1,322,719
GBP	2,000,000	Term Loan, 8.85%, Maturing December 23, 2014	4,074,260
EUR	770,053	Term Loan, 10.06%, Maturing June 23, 2015	1,058,370
EUR	229,947	Term Loan, 10.06%, Maturing June 23, 2015	316,041
		Celanese Holdings, LLC
EUR	997,500	Term Loan, 5.92%, Maturing April 6, 2011	1,330,155
7,000,000		Term Loan, 5.32%, Maturing April 2, 2014	6,602,498
27,481,125		Term Loan, 7.11%, Maturing April 2, 2014	25,920,582
		Cognis GmbH
EUR	6,426,230	Term Loan, 6.15%, Maturing September 15, 2013	8,512,856
EUR	1,573,770	Term Loan, 6.15%, Maturing September 15, 2013	2,084,781
		Columbian Chemicals Acquisition
4,653,000		Term Loan, 7.11%, Maturing March 16, 2013	4,466,880
		Ferro Corp.
16,144,667		Term Loan, 7.34%, Maturing June 6, 2012	16,023,582
		First Chemical Holding
EUR	2,750,000	Term Loan, 6.18%, Maturing December 18, 2014 (2)	3,690,933
EUR	2,750,000	Term Loan, 6.65%, Maturing December 18, 2015 (2)	3,709,755
		Georgia Gulf Corp.
8,316,810		Term Loan, 7.82%, Maturing October 3, 2013	8,125,524
		Hercules, Inc.
7,601,785		Term Loan, 6.82%, Maturing October 8, 2010	7,534,319
		Hexion Specialty Chemicals, Inc.
EUR	1,130,454	Term Loan, 6.45%, Maturing May 5, 2012	1,535,817
9,800,000		Term Loan, 5.22%, Maturing May 5, 2013	9,478,442
25,465,335		Term Loan, 7.63%, Maturing May 5, 2013	24,566,103
5,531,796		Term Loan, 7.63%, Maturing May 5, 2013	5,336,457
3,482,456		Term Loan, 7.63%, Maturing May 5, 2013	3,368,190
		Huish Detergents, Inc.
8,000,000		Term Loan, 7.32%, Maturing April 26, 2014	7,440,000
		Huntsman International, LLC
13,375,000		Term Loan, 7.07%, Maturing August 16, 2012	13,048,984
		INEOS Group
EUR	1,261,942	Term Loan, 6.52%, Maturing December 14, 2011	1,691,804
EUR	223,058	Term Loan, 6.52%, Maturing December 14, 2011	299,039
EUR	1,261,942	Term Loan, 7.02%, Maturing December 14, 2011	1,699,578
EUR	223,058	Term Loan, 7.02%, Maturing December 14, 2011	300,413
5,831,475		Term Loan, 7.58%, Maturing December 14, 2012	5,682,772
EUR	2,000,000	Term Loan, 7.77%, Maturing December 14, 2012	2,702,052
7,959,750		Term Loan, 7.58%, Maturing December 14, 2013	7,736,877
7,959,750		Term Loan, 8.08%, Maturing December 14, 2014	7,736,877
		Innophos, Inc.
8,901,641		Term Loan, 7.57%, Maturing August 10, 2010	8,723,608

		Invista B.V.
$3,743,000		Term Loan, 6.86%, Maturing April 30, 2010	$3,593,280
12,230,068		Term Loan, 6.86%, Maturing April 29, 2011	11,802,016
7,384,933		Term Loan, 6.86%, Maturing April 29, 2011	7,126,461
		ISP Chemco, Inc.
25,800,000		Term Loan, 7.13%, Maturing June 4, 2014	24,780,900
		Kleopatra
EUR	5,100,000	Term Loan, 6.60%, Maturing January 3, 2016	6,981,135
8,876,250		Term Loan, 7.83%, Maturing January 3, 2016	8,876,250
		Kranton Polymers, LLC
13,661,564		Term Loan, 7.38%, Maturing May 12, 2013	13,183,409
		Lucite International Group Holdings
1,712,977		Term Loan, 7.61%, Maturing July 7, 2013	1,644,458
4,838,153		Term Loan, 7.61%, Maturing July 7, 2013	4,644,627
		Lyondell Chemical Co.
33,457,225		Term Loan, 6.86%, Maturing August 16, 2013	32,903,106
		Macdermid, Inc.
4,239,375		Term Loan, 7.36%, Maturing April 12, 2014	4,170,485
		Millenium Inorganic Chemicals
11,450,000		Term Loan, 7.61%, Maturing April 30, 2014	11,011,087
		Momentive Performance Material
5,000,000		Term Loan, 5.17%, Maturing December 4, 2013	4,716,665
6,693,869		Term Loan, 7.63%, Maturing December 4, 2013	6,314,547
		Mosaic Co.
9,209,671		Term Loan, 7.13%, Maturing December 21, 2012	9,088,794
		Nalco Co.
29,905,907		Term Loan, 7.10%, Maturing November 4, 2010	29,216,396
		Professional Paint, Inc.
5,568,750		Term Loan, 7.88%, Maturing May 31, 2012	5,290,312
		Propex Fabrics, Inc.
5,891,454		Term Loan, 8.36%, Maturing July 31, 2012	5,803,082
		Rockwood Specialties Group, Inc.
EUR	2,521,898	Term Loan, 6.00%, Maturing July 30, 2011	3,400,318
27,246,572		Term Loan, 6.86%, Maturing December 10, 2012	26,590,011
		Sigmakalon (BC) Holdco B.V.
EUR	190,335	Term Loan, 6.66%, Maturing September 9, 2013	259,074
EUR	3,114,528	Term Loan, 6.66%, Maturing September 9, 2013	4,239,345
EUR	5,695,137	Term Loan, 6.66%, Maturing September 9, 2013	7,751,945
EUR	1,915,904	Term Loan, 7.41%, Maturing September 9, 2014	2,616,304
EUR	469,112	Term Loan, 7.41%, Maturing September 9, 2014	640,605
EUR	5,825,801	Term Loan, 7.41%, Maturing September 9, 2014	7,955,548
		Solo Cup Co.
19,369,488		Term Loan, 8.84%, Maturing February 27, 2011	18,933,675
		Solutia, Inc.
5,245,516		DIP Loan, 8.36%, Maturing March 31, 2008	5,219,288

		TPG Spring UK, Ltd.
EUR	3,896,011	Term Loan, 6.91%, Maturing June 27, 2013	$5,283,057
EUR	3,896,011	Term Loan, 7.41%, Maturing June 27, 2013	5,309,723
		Wellman, Inc.
6,250,000		Term Loan, 9.36%, Maturing February 10, 2009	6,031,250
			$506,440,853
Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
$19,817,143		Term Loan, 7.10%, Maturing September 5, 2013	$19,216,446
5,000,000		Term Loan, 9.11%, Maturing March 5, 2014	4,897,500
		St. John Knits International, Inc.
3,754,872		Term Loan, 8.36%, Maturing March 23, 2012	3,773,647
		The William Carter Co.
4,359,661		Term Loan, 6.85%, Maturing July 14, 2012	4,156,209
		Warnaco, Inc.
3,850,243		Term Loan, 6.86%, Maturing January 31, 2013	3,857,462
			$35,901,264
Conglomerates — 2.7%
		American Greetings Corp.
$5,497,738		Term Loan, 0.00%, Maturing April 4, 2013 (2)	$5,429,016
		Amsted Industries, Inc.
12,745,226		Term Loan, 7.36%, Maturing October 15, 2010	12,267,280
12,468,750		Term Loan, 7.36%, Maturing April 5, 2013	11,907,656
		Blount, Inc.
5,074,574		Term Loan, 5.31%, Maturing August 9, 2010	5,040,742
		Bushnell Performance Optics
737,191		Term Loan, 8.32%, Maturing August 19, 2011	733,505
		Doncasters
EUR	849,214	Term Loan, Maturing July 13, 2015 (3)	1,162,446
EUR	849,214	Term Loan, Maturing July 13, 2015 (3)	1,162,446
GBP	1,737,276	Term Loan, Maturing July 13, 2015 (3)	3,530,232
GBP	1,737,276	Term Loan, Maturing July 13, 2015 (3)	3,530,232
3,931,314		Term Loan, Maturing July 13, 2015 (3)	3,931,314
3,931,314		Term Loan, Maturing July 13, 2015 (3)	3,931,314
		Education Management, LLC
14,872,443		Term Loan, 7.13%, Maturing June 1, 2013	14,149,479
		Euramax International, Inc.
GBP	932,563	Term Loan, 9.26%, Maturing June 29, 2012	1,878,434
		GenTek, Inc.
3,851,858		Term Loan, 7.36%, Maturing February 25, 2011	3,772,413
		Goodman Global Holdings, Inc.
9,395,773		Term Loan, 7.13%, Maturing December 23, 2011	9,184,368
		ISS Holdings A/S
EUR	4,510,926	Term Loan, 6.15%, Maturing December 31, 2013	6,043,566
EUR	8,837,719	Term Loan, 6.16%, Maturing December 31, 2013	11,828,342

EUR	1,237,281	Term Loan, 6.16%, Maturing December 31, 2013	$1,655,968
GBP	5,068,562	Term Loan, 7.89%, Maturing December 31, 2013	10,278,118
		Johnson Diversey, Inc.
2,487,500		Term Loan, 7.86%, Maturing December 16, 2010	2,400,437
12,855,976		Term Loan, 7.86%, Maturing December 16, 2011	12,406,016
		Platinum 100, Ltd.
GBP	4,000,000	Term Loan, 8.43%, Maturing January 15, 2013	8,132,435
GBP	4,000,000	Term Loan, 8.93%, Maturing January 15, 2014	8,164,192
		Polymer Group, Inc.
3,000,000		Revolving Loan, 0.00%, Maturing November 22, 2010 (2)	2,865,000
21,453,548		Term Loan, 7.61%, Maturing November 22, 2012	21,024,478
		RBS Global, Inc.
2,271,250		Term Loan, 7.64%, Maturing July 19, 2013	2,163,366
		Rexnord Corp.
10,185,246		Term Loan, 7.86%, Maturing July 19, 2013	9,701,447
		RGIS Holdings, LLC
911,905		Term Loan, 0.00%, Maturing April 30, 2014 (2)	893,667
18,238,095		Term Loan, 7.86%, Maturing April 30, 2014	17,873,333
		US Investigations Services, Inc.
6,504,519		Term Loan, 8.07%, Maturing October 14, 2012	6,520,780
3,841,500		Term Loan, 8.07%, Maturing October 14, 2013	3,851,104
			$207,413,126
Containers and Glass Products — 3.4%
		Berry Plastics Corp.
$29,850,188		Term Loan, 7.36%, Maturing April 3, 2015	$28,091,146
		Bluegrass Container Co.
3,083,700		Term Loan, 7.60%, Maturing June 30, 2013	3,023,312
10,306,050		Term Loan, 7.60%, Maturing June 30, 2013	10,104,227
		Consolidated Container Holdings
9,975,000		Term Loan, 7.61%, Maturing March 28, 2014	9,542,753
		Crown Americas, LLC
EUR	4,455,000	Term Loan, 5.81%, Maturing November 15, 2012	6,098,227
9,850,500		Term Loan, 7.11%, Maturing November 15, 2012	9,702,742
1,435,500		Term Loan, 7.11%, Maturing November 15, 2012	1,413,967
		Graham Packaging Holdings Co.
35,685,563		Term Loan, 7.63%, Maturing October 7, 2011	34,049,986
		Graphic Packaging International, Inc.
50,031,125		Term Loan, 7.34%, Maturing May 16, 2014	49,105,549
		IPG (US), Inc.
10,347,409		Term Loan, 8.08%, Maturing July 28, 2011	10,088,723
		JSG Acquisitions
EUR	17,250,000	Term Loan, 6.08%, Maturing December 31, 2014	23,172,877
EUR	17,250,000	Term Loan, 6.42%, Maturing December 31, 2014	23,290,940
		OI European Group B.V.
EUR	12,316,500	Term Loan, 5.64%, Maturing June 14, 2013	16,606,549

		Owens-Brockway Glass Container
	$10,288,188	Term Loan, 6.82%, Maturing June 14, 2013	$9,936,671
		Pregis Corp.
	2,652,750	Term Loan, 7.61%, Maturing October 12, 2011	2,670,988
		Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 5.22%, Maturing November 1, 2011	3,154,703
	4,163,206	Term Loan, 7.38%, Maturing November 1, 2011	4,071,848
	14,035,589	Term Loan, 7.38%, Maturing November 1, 2011	13,727,592
	9,540,382	Term Loan, 7.38%, Maturing November 1, 2011	9,331,028
			$267,183,828
Cosmetics/Toiletries — 0.2%
		American Safety Razor Co.
	$3,465,000	Term Loan, 7.86%, Maturing July 31, 2013	$3,378,375
		Prestige Brands, Inc.
	12,683,597	Term Loan, 7.63%, Maturing April 7, 2011	12,398,216
			$15,776,591
Drugs — 0.9%
		Chattem, Inc.
	$1,616,347	Term Loan, 7.11%, Maturing January 2, 2013	$1,575,938
		Graceway Pharmaceuticals, LLC
	14,701,458	Term Loan, 8.11%, Maturing May 3, 2012	14,186,907
		Pharmaceutical Holdings Corp.
	5,332,500	Term Loan, 8.57%, Maturing January 30, 2012	5,375,827
		Royal Pharma Finance Trust
	4,488,750	Term Loan, 6.84%, Maturing April 16, 2013	4,387,753
		Stiefel Laboratories, Inc.
	5,426,378	Term Loan, 7.61%, Maturing December 28, 2013	5,344,983
	7,094,487	Term Loan, 7.61%, Maturing December 28, 2013	6,988,070
		Warner Chilcott Corp.
	116,348	Term Loan, Maturing January 18, 2012 (3)	111,694
	24,567,030	Term Loan, 7.36%, Maturing January 18, 2012	23,842,302
	7,482,837	Term Loan, 7.36%, Maturing January 18, 2012	7,262,094
			$69,075,568
Ecological Services and Equipment — 1.4%
		Allied Waste Industries, Inc.
	$9,594,813	Term Loan, 5.32%, Maturing January 15, 2012	$9,218,216
	20,284,303	Term Loan, 7.09%, Maturing January 15, 2012	19,534,514
		AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 6.66%, Maturing March 31, 2014	4,725,099
EUR	3,500,000	Term Loan, 6.16%, Maturing March 31, 2015	4,704,139
		Casella Waste Systems, Inc.
	4,974,286	Term Loan, 7.36%, Maturing April 28, 2010	4,775,314
		Duratek, Inc.
	460,562	Term Loan, 7.66%, Maturing June 7, 2013	454,805

		EnergySolutions, LLC
$55,853		Term Loan, 7.57%, Maturing June 7, 2013	$55,155
960,764		Term Loan, 7.66%, Maturing June 7, 2013	948,755
		Environmental Systems, Inc.
1,000,000		Term Loan, 12.49%, Maturing December 12, 2010 (4)	603,750
		IESI Corp.
9,267,647		Term Loan, 7.08%, Maturing January 20, 2012	9,082,294
		Kemble Water Structure Ltd.
GBP	17,750,000	Term Loan, 9.77%, Maturing October 13, 2013	35,764,574
		PHS Group PIC
GBP	1,500,000	Term Loan, 7.99%, Maturing July 5, 2010	3,061,410
GBP	1,500,000	Term Loan, 8.49%, Maturing July 5, 2011	3,049,029
		Putunder AURAcquisitions
EUR	2,000,000	Term Loan, 6.16%, Maturing April 1, 2015	2,688,079
		Sensus Metering Systems, Inc.
3,000,000		Revolving Loan, 7.82%, Maturing December 17, 2009 (2)	2,865,000
8,661,047		Term Loan, 7.37%, Maturing December 17, 2010	8,617,742
814,491		Term Loan, 7.37%, Maturing December 17, 2010	810,419
		Wastequip, Inc.
622,357		Term Loan, 7.14%, Maturing February 5, 2013	619,634
1,377,644		Term Loan, 7.61%, Maturing February 5, 2013	1,371,616
			$112,949,544
Electronics/Electrical — 2.8%
		Advanced Micro Devices, Inc.
$16,729,001		Term Loan, 7.36%, Maturing December 31, 2013	$15,745,018
		AMI Semiconductor, Inc.
7,793,226		Term Loan, 6.86%, Maturing April 1, 2012	7,656,844
		Aspect Software, Inc.
11,016,750		Term Loan, 8.36%, Maturing July 11, 2011	10,672,477
		Baldor Electric Co.
6,534,144		Term Loan, 7.13%, Maturing January 31, 2014	6,364,257
		Communications & Power, Inc.
3,760,641		Term Loan, 9.22%, Maturing July 23, 2010	3,723,035
		EnerSys Capital, Inc.
10,226,959		Term Loan, 7.11%, Maturing March 17, 2011	10,214,175
		Fairchild Semiconductor Corp.
16,409,250		Term Loan, 6.86%, Maturing June 26, 2013	15,834,926
		FCI International S.A.S.
EUR	750,000	Term Loan, 6.70%, Maturing November 1, 2013	1,016,211
1,000,000		Term Loan, 7.73%, Maturing November 1, 2013	987,656
764,245		Term Loan, 7.76%, Maturing November 1, 2013	761,379
735,755		Term Loan, 7.76%, Maturing November 1, 2013	732,996
735,755		Term Loan, 7.76%, Maturing November 1, 2013	726,673
764,245		Term Loan, 7.76%, Maturing November 1, 2013	754,811
EUR	750,000	Term Loan, 6.70%, Maturing October 31, 2014	1,016,211

		Fender Musical Instruments Corp.
$2,650,000		Term Loan, Maturing June 9, 2014 (3)	$2,570,500
5,300,000		Term Loan, 7.65%, Maturing June 9, 2014	5,141,000
		Freescale Semiconductor, Inc.
46,924,494		Term Loan, 7.11%, Maturing December 1, 2013	43,282,496
		Ganymed 347 VV GmbH
EUR	494,190	Term Loan, 6.87%, Maturing April 30, 2013	673,567
EUR	1,005,810	Term Loan, 6.87%, Maturing April 30, 2013	1,370,888
EUR	494,190	Term Loan, 7.37%, Maturing April 30, 2014	674,781
EUR	1,005,810	Term Loan, 7.37%, Maturing April 30, 2014	1,373,219
		Infor Enterprise Solutions Holdings
EUR	2,985,000	Term Loan, 7.16%, Maturing July 28, 2012	3,902,146
21,752,981		Term Loan, 9.11%, Maturing July 28, 2012	21,372,304
11,349,381		Term Loan, 9.11%, Maturing July 28, 2012	11,150,767
		Intergraph Corp.
3,513,810		Term Loan, 7.61%, Maturing May 29, 2014	3,408,395
		Invensys International Holding
EUR	1,001,757	Term Loan, 6.16%, Maturing December 15, 2010	1,371,255
2,166,667		Term Loan, 7.36%, Maturing December 15, 2010	2,153,125
2,333,333		Term Loan, 7.36%, Maturing January 15, 2011	2,314,375
		Network Solutions, Inc.
6,427,451		Term Loan, 7.86%, Maturing March 7, 2014	6,278,816
		Open Solutions, Inc.
12,371,175		Term Loan, 7.45%, Maturing January 23, 2014	11,783,545
		Sensata Technologies Finance Co.
12,867,855		Term Loan, 7.11%, Maturing April 27, 2013	12,480,481
		VertaFore, Inc.
14,039,813		Term Loan, 7.86%, Maturing January 31, 2012	13,548,419
			$221,056,748
Equipment Leasing — 0.6%
		Maxim Crane Works, L.P.
$8,500,000		Term Loan, 7.36%, Maturing June 29, 2014	$8,308,750
		The Hertz Corp.
2,875,000		Term Loan, 5.36%, Maturing December 21, 2012	2,793,543
16,019,601		Term Loan, 7.10%, Maturing December 21, 2012	15,565,717
		United Rentals, Inc.
5,212,716		Term Loan, 5.32%, Maturing February 14, 2011	5,124,751
11,348,170		Term Loan, 7.32%, Maturing February 14, 2011	11,156,670
			$42,949,431
Farming/Agriculture — 0.2%
		Central Garden & Pet Co.
$10,887,051		Term Loan, 6.82%, Maturing February 28, 2014	$10,764,572
		United Agri Products, Inc.
2,970,000		Term Loan, 7.36%, Maturing June 8, 2012	2,977,425
			$13,741,997

Financial Intermediaries — 1.2%
		AmeriTrade Holding Corp.
$16,578,057		Term Loan, 6.82%, Maturing December 31, 2012	$16,218,860
		Asset Acceptence Capital Corp.
2,500,000		Term Loan, 7.57%, Maturing June 5, 2013	2,487,500
		Citco III, Ltd.
5,875,000		Term Loan, 7.63%, Maturing June 30, 2014	5,875,000
		Coinstar, Inc.
8,360,759		Term Loan, 7.36%, Maturing July 7, 2011	8,397,337
		E.A. Viner International Co.
1,185,000		Term Loan, 7.86%, Maturing July 31, 2013	1,189,444
		Elster Group GmbH (Ruhrgas)
1,250,000		Term Loan, 7.38%, Maturing June 12, 2013	1,228,125
		Grosvenor Capital Management
4,353,125		Term Loan, 7.61%, Maturing December 5, 2013	4,222,531
		Investools, Inc.
3,700,000		Term Loan, 8.61%, Maturing August 13, 2012	3,663,000
		Jupiter Asset Management Group
GBP	4,275,000	Term Loan, 8.05%, Maturing June 30, 2015	8,339,533
		LPL Holdings, Inc.
25,597,358		Term Loan, 7.36%, Maturing December 18, 2014	24,765,444
		Oxford Acquisition III, Ltd.
13,300,000		Term Loan, 7.11%, Maturing May 24, 2014	12,917,625
		RJO Holdings Corp. (RJ O’Brien)
4,225,000		Term Loan, 8.32%, Maturing July 31, 2014	4,172,187
		The Geo Group, Inc.
1,341,164		Term Loan, 6.82%, Maturing January 24, 2014	1,334,459
			$94,811,045
Food Products — 3.0%
		Acosta, Inc.
$18,817,481		Term Loan, 7.57%, Maturing July 28, 2013	$18,205,913
		Advance Food Company, Inc.
111,111		Term Loan, 0.00%, Maturing March 16, 2014 (2)	106,389
387,916		Term Loan, 7.11%, Maturing March 16, 2014	371,430
		American Seafoods Group, LLC
3,991,434		Term Loan, 7.11%, Maturing September 30, 2012	3,906,616
		BF Bolthouse HoldCo, LLC
6,353,250		Term Loan, 7.63%, Maturing December 16, 2012	6,259,273
		Birds Eye Foods, Inc.
6,049,167		Term Loan, 7.11%, Maturing March 22, 2013	5,913,060
		BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 8.23%, Maturing December 20, 2013	4,409,040
GBP	3,500,000	Term Loan, 8.05%, Maturing December 31, 2013	6,922,515
GBP	2,200,000	Term Loan, 8.73%, Maturing December 20, 2014	4,431,393
GBP	2,500,000	Term Loan, 10.66%, Maturing June 30, 2015	5,102,351

		Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.48%, Maturing December 31, 2013	$2,005,610
EUR	1,500,000	Term Loan, 7.18%, Maturing December 31, 2014	2,013,501
EUR	3,000,000	Term Loan, 8.36%, Maturing January 24, 2016	4,039,819
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 7.11%, Maturing May 2, 2012	2,910,000
		Charden International B.V.
EUR	1,000,000	Term Loan, 6.54%, Maturing March 14, 2014	1,354,021
EUR	1,000,000	Term Loan, 7.04%, Maturing March 14, 2015	1,360,865
EUR	1,500,000	Term Loan, 9.54%, Maturing March 14, 2016	2,048,142
		Chiquita Brands, LLC
9,562,578		Term Loan, 8.38%, Maturing June 28, 2012	9,401,210
		Dean Foods Co.
29,102,063		Term Loan, 6.86%, Maturing April 2, 2014	28,141,694
		Del Monte Corp.
5,686,738		Term Loan, 6.82%, Maturing February 8, 2012	5,473,485
		Dole Food Company, Inc.
1,284,358		Term Loan, 5.23%, Maturing April 12, 2013	1,216,929
9,512,277		Term Loan, 7.45%, Maturing April 12, 2013	9,012,882
2,853,683		Term Loan, 7.54%, Maturing April 12, 2013	2,703,865
		Foodvest Limited
EUR	632,918	Term Loan, 6.59%, Maturing March 16, 2014	861,496
GBP	437,500	Term Loan, 8.33%, Maturing March 16, 2014	880,132
EUR	580,555	Term Loan, 7.09%, Maturing March 16, 2015	793,997
GBP	401,305	Term Loan, 8.83%, Maturing March 16, 2015	810,374
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	985,544
		MafCo Worldwide Corp.
955,003		Term Loan, 7.36%, Maturing December 8, 2011	935,903
		Michael Foods, Inc.
16,378,354		Term Loan, 7.36%, Maturing November 21, 2010	16,078,090
		Nash-Finch Co.
4,453,200		Term Loan, 7.88%, Maturing November 12, 2010	4,319,604
		National Dairy Holdings, L.P.
8,375,075		Term Loan, 7.32%, Maturing March 15, 2012	8,375,075
		Pinnacle Foods Finance, LLC
7,000,000		Revolving Loan, 0.00%, Maturing April 2, 2013 (2)	6,790,000
32,600,000		Term Loan, 8.11%, Maturing April 2, 2014	30,888,500
		QCE Finance, LLC
10,102,975		Term Loan, 7.61%, Maturing May 5, 2013	9,704,473
		Reddy Ice Group, Inc.
14,335,000		Term Loan, 7.11%, Maturing August 9, 2012	14,361,878
		Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 8.78%, Maturing January 5, 2015	5,101,742
		United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.88%, Maturing December 14, 2014	1,635,177
GBP	3,859,511	Term Loan, 8.69%, Maturing December 14, 2014	7,733,659
			$237,565,647

Food Service — 1.9%
		AFC Enterprises, Inc.
$3,215,065		Term Loan, 7.63%, Maturing May 23, 2009	$3,194,971
		B&G Foods, Inc.
1,695,652		Term Loan, 7.36%, Maturing February 23, 2013	1,670,217
		Buffets, Inc.
1,826,350		Term Loan, 5.25%, Maturing May 1, 2013	1,812,652
13,758,936		Term Loan, 8.11%, Maturing November 1, 2013	13,655,744
		Burger King Corp.
6,735,534		Term Loan, 6.88%, Maturing June 30, 2012	6,562,094
		CBRL Group, Inc.
3,882,759		Term Loan, 6.84%, Maturing April 27, 2013 (2)	3,724,214
9,585,062		Term Loan, 6.86%, Maturing April 27, 2013	9,244,792
		CKE Restaurants, Inc.
8,977,500		Term Loan, 6.75%, Maturing March 27, 2013	8,949,445
		Denny’s, Inc.
1,063,333		Term Loan, 7.32%, Maturing March 31, 2012	1,049,377
5,730,184		Term Loan, 7.36%, Maturing March 31, 2012	5,654,975
		Elior Sca
EUR	701,754	Term Loan, 6.11%, Maturing June 23, 2014	944,586
EUR	701,754	Term Loan, 6.61%, Maturing June 23, 2015	947,789
		Holding Bercy Investissement
EUR	845,787	Term Loan, Maturing June 23, 2011 (3)	1,179,463
EUR	1,522,768	Term Loan, 6.36%, Maturing June 23, 2011	2,084,442
		JRD Holdings, Inc.
5,900,000		Term Loan, 7.87%, Maturing June 26, 2014	5,546,000
		Landry’s Restaurants, Inc.
2,098,297		Term Loan, 7.08%, Maturing December 28, 2010	2,100,920
		Maine Beverage Co., LLC
3,221,429		Term Loan, 7.11%, Maturing June 30, 2010	3,205,321
		NPC International, Inc.
4,316,112		Term Loan, 7.11%, Maturing May 3, 2013	4,186,629
		OSI Restaurant Partners, LLC
727,448		Term Loan, 7.88%, Maturing May 9, 2013	695,440
8,947,552		Term Loan, 7.63%, Maturing May 9, 2014	8,553,860
		RMK Acquisition Corp. (Aramark)
2,376,596		Term Loan, 5.36%, Maturing January 26, 2014	2,242,913
33,511,339		Term Loan, 7.36%, Maturing January 26, 2014	31,626,326
		Sagittarius Restaurants, LLC
4,819,012		Term Loan, 7.61%, Maturing March 29, 2013	4,730,164
		Selecta
CHF	18,404,850	Term Loan, Maturing June 28, 2015 (3)	15,294,042
		SSP Financing, Ltd.
EUR	840,369	Term Loan, 6.36%, Maturing June 15, 2014	1,134,522
EUR	184,777	Term Loan, 6.62%, Maturing June 15, 2014	253,486
3,954,516		Term Loan, 7.58%, Maturing June 15, 2014	3,979,232
EUR	840,369	Term Loan, 6.86%, Maturing June 15, 2015	1,140,274

EUR	184,777	Term Loan, 7.12%, Maturing June 15, 2015	$254,592
	3,954,516	Term Loan, 8.08%, Maturing June 15, 2015	3,947,101
			$149,565,583
Food/Drug Retailers — 1.2%
		General Nutrition Centers, Inc.
	16,758,000	Term Loan, 7.61%, Maturing September 16, 2013	16,276,207
		Giant Eagle, Inc.
	6,970,491	Term Loan, 6.86%, Maturing November 7, 2012	6,831,081
		Rite Aid Corp.
	35,500,000	Term Loan, 7.07%, Maturing June 1, 2014	35,477,812
		Roundy’s Supermarkets, Inc.
	24,059,846	Term Loan, 8.11%, Maturing November 3, 2011	23,488,425
		Supervalu, Inc.
	14,318,750	Term Loan, 6.86%, Maturing June 1, 2012	13,939,303
			$96,012,828
Forest Products — 2.0%
		Appleton Papers, Inc.
$11,650,000		Term Loan, 7.10%, Maturing June 5, 2014	$11,261,671
		Boise Cascade Holdings, LLC
	9,087,215	Term Loan, 0.00%, Maturing April 30, 2014 (2)	8,511,695
	32,137,656	Term Loan, 6.86%, Maturing April 30, 2014	30,102,282
		Domtar Corp.
	15,300,000	Term Loan, 6.70%, Maturing March 7, 2014	14,779,800
		Georgia-Pacific Corp.
	6,080,556	Term Loan, 7.11%, Maturing December 20, 2012	5,760,238
	65,143,024	Term Loan, 7.11%, Maturing December 20, 2012	61,711,355
		NewPage Corp.
	12,191,943	Term Loan, 7.63%, Maturing May 2, 2011	12,029,388
		Xerium Technologies, Inc.
EUR	1,960,000	Term Loan, 6.91%, Maturing May 18, 2012	2,657,458
	9,234,185	Term Loan, 8.11%, Maturing May 18, 2012	8,818,647
			$155,632,534
Healthcare — 6.7%
		Accellent, Inc.
$4,198,718		Term Loan, 7.86%, Maturing November 22, 2012	$3,988,782
		Advanced Medical Optics, Inc.
	1,995,000	Term Loan, 7.10%, Maturing April 2, 2014	1,947,619
		Alliance Imaging, Inc.
	8,832,983	Term Loan, 7.88%, Maturing December 29, 2011	8,737,295
		American Achievement Corp.
	5,110,851	Term Loan, 7.57%, Maturing March 25, 2011	4,995,857
		American Medical Systems
	12,472,098	Term Loan, 7.68%, Maturing July 20, 2012	12,409,737
		AMN Healthcare, Inc.
	2,669,031	Term Loan, 7.11%, Maturing November 2, 2011	2,602,305

		AMR HoldCo, Inc.
$6,022,472		Term Loan, 7.36%, Maturing February 10, 2012	$5,853,090
		Biomet, Inc.
25,000,000		Term Loan, Maturing December 26, 2014 (3)	23,687,500
EUR	10,750,000	Term Loan, Maturing December 26, 2014 (3)	14,696,744
		Capio AB
EUR	1,248,780	Term Loan, 6.36%, Maturing April 24, 2015	1,673,068
EUR	1,501,220	Term Loan, 6.36%, Maturing April 24, 2015	2,011,277
EUR	1,248,780	Term Loan, 6.48%, Maturing April 16, 2016	1,683,752
EUR	1,501,220	Term Loan, 6.48%, Maturing April 24, 2016	2,024,120
		Cardinal Health 409, Inc.
16,900,000		Term Loan, 7.61%, Maturing April 10, 2014	15,886,000
		Carestream Health, Inc.
17,075,000		Term Loan, 7.34%, Maturing April 30, 2013	16,178,562
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 6.56%, Maturing March 23, 2015	8,604,738
		CB Diagnostics AB
999,652		Term Loan, 7.48%, Maturing January 16, 2015	1,002,151
2,318,673		Term Loan, 7.73%, Maturing January 16, 2016	2,336,063
		Concentra, Inc.
6,000,000		Term Loan, 7.61%, Maturing June 25, 2014	5,805,000
		ConMed Corp.
3,601,847		Term Loan, 7.07%, Maturing April 13, 2013	3,493,792
		CRC Health Corp.
3,924,639		Term Loan, 7.61%, Maturing February 6, 2013	3,846,146
3,870,750		Term Loan, 7.86%, Maturing February 6, 2013	3,793,335
		Dako Equity Project Delphi
EUR	3,500,282	Term Loan, 6.90%, Maturing June 12, 2016	4,671,577
1,568,302		Term Loan, 7.46%, Maturing June 12, 2016	1,568,302
		Davita, Inc.
32,753,823		Term Loan, 6.86%, Maturing October 5, 2012	31,084,623
		DJ Orthopedics, LLC
2,297,929		Term Loan, 6.88%, Maturing April 7, 2013	2,246,225
		Emdeon Business Services, LLC
13,554,341		Term Loan, 7.61%, Maturing November 16, 2013	13,113,825
		Encore Medical Finance, LLC
8,138,500		Term Loan, 7.88%, Maturing November 3, 2013	7,955,384
		FGX International, Inc.
3,920,000		Term Loan, 9.36%, Maturing December 12, 2012	3,763,200
		FHC Health Systems, Inc.
888,889		Term Loan, 12.11%, Maturing June 27, 2008	897,778
917,817		Term Loan, 12.07%, Maturing December 18, 2009	926,995
642,472		Term Loan, 14.07%, Maturing December 18, 2009	648,897
3,250,000		Term Loan, 15.11%, Maturing February 7, 2011	3,298,750
		Fresenius Medical Care Holdings
22,715,942		Term Loan, 6.74%, Maturing March 31, 2013	21,905,688

		Gambro Holding AB
EUR	2,000,000	Term Loan, 6.60%, Maturing June 5, 2014	$2,703,479
1,500,000		Term Loan, 7.87%, Maturing June 5, 2014	1,473,750
EUR	2,000,000	Term Loan, 7.10%, Maturing June 5, 2015	2,717,167
1,500,000		Term Loan, 8.37%, Maturing June 5, 2015	1,481,250
		Hanger Orthopedic Group, Inc.
5,420,250		Term Loan, 7.61%, Maturing May 30, 2013	5,393,149
		HCA, Inc.
61,093,000		Term Loan, 7.61%, Maturing November 18, 2013	59,087,134
		Health Management Association, Inc.
27,655,688		Term Loan, 7.11%, Maturing February 28, 2014	26,964,295
		HealthSouth Corp.
11,606,872		Term Loan, 7.86%, Maturing March 10, 2013	11,326,136
		IASIS Healthcare, LLC
2,634,420		Term Loan, 5.70%, Maturing March 14, 2014 (2)	2,515,871
702,512		Term Loan, 7.32%, Maturing March 14, 2014	670,899
7,690,794		Term Loan, 7.36%, Maturing March 14, 2014	7,344,708
		Ikaria Acquisition, Inc.
5,031,915		Term Loan, 7.86%, Maturing March 28, 2013	5,044,495
		IM U.S. Holdings, LLC
10,700,000		Term Loan, 7.34%, Maturing June 26, 2014	10,218,500
		Inventiv Health, Inc.
490,000		Term Loan, 0.00%, Maturing July 6, 2014 (2)	474,075
8,085,000		Term Loan, 7.11%, Maturing July 6, 2014	8,069,841
		Leiner Health Products, Inc.
8,099,500		Term Loan, 9.83%, Maturing May 27, 2011	7,876,764
		LifeCare Holdings, Inc.
9,088,125		Term Loan, 8.36%, Maturing August 11, 2012	8,467,106
		LifePoint Hospitals, Inc.
16,519,064		Term Loan, 6.99%, Maturing April 15, 2012	15,755,058
		Magellan Health Services, Inc.
3,679,054		Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
1,839,527		Term Loan, 7.11%, Maturing August 15, 2008	1,844,126
		Matria Healthcare, Inc.
3,151,848		Term Loan, 7.36%, Maturing January 19, 2012	3,073,052
		Multiplan Merger Corp.
4,796,458		Term Loan, 7.82%, Maturing April 12, 2013	4,634,578
5,236,112		Term Loan, 7.82%, Maturing April 12, 2013	5,059,393
		National Mentor Holdings, Inc.
484,400		Term Loan, 5.32%, Maturing June 29, 2013	481,827
8,083,944		Term Loan, 7.35%, Maturing June 29, 2013	8,041,002
		Nyco Holdings
2,900,000		Term Loan, Maturing December 29, 2014 (3)	2,806,353
EUR	9,850,000	Term Loan, 6.66%, Maturing December 29, 2014	13,081,091
2,900,000		Term Loan, Maturing December 29, 2015 (3)	2,820,853
EUR	9,850,000	Term Loan, 7.16%, Maturing December 29, 2015	13,148,507
		Psychiatric Solutions Inc.
999,347		Term Loan, 7.12%, Maturing May 31, 2014	998,098

		RadNet Management, Inc.
	$4,477,500	Term Loan, 8.86%, Maturing November 15, 2012	$4,488,694
		Renal Advantage, Inc.
	2,309,612	Term Loan, 7.86%, Maturing October 5, 2012	2,263,420
		Select Medical Holding Corp.
	2,000,000	Revolving Loan, 7.32%, Maturing February 24, 2010 (2)	1,880,000
	9,721,836	Term Loan, 7.36%, Maturing February 24, 2012	9,511,193
		Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 9.38%, Maturing May 13, 2010	5,688,387
		Vanguard Health Holding Co., LLC
	14,836,446	Term Loan, 7.61%, Maturing September 23, 2011	14,317,171
		Viant Holdings, Inc.
	4,875,000	Term Loan, 7.61%, Maturing June 25, 2014	4,740,938
			$519,488,789
Home Furnishings — 1.4%
		Dometic Corp.
	$2,790,150	Term Loan, 7.74%, Maturing December 31, 2014	$2,730,859
	1,788,692	Term Loan, 8.24%, Maturing December 31, 2014	1,757,390
	421,159	Term Loan, 8.24%, Maturing December 31, 2014	413,788
		Interline Brands, Inc.
	8,351,511	Term Loan, 7.07%, Maturing June 23, 2013	8,100,965
	5,775,326	Term Loan, 7.07%, Maturing June 23, 2013	5,602,066
		Hunter Fan Co.
	415,714	Term Loan, 0.00%, Maturing April 16, 2014 (2)	394,929
	4,434,286	Term Loan, 7.86%, Maturing April 16, 2014	4,212,571
		Jarden Corp.
	16,221,541	Term Loan, 7.11%, Maturing January 24, 2012	15,907,249
	6,603,596	Term Loan, 7.11%, Maturing January 24, 2012	6,477,025
		National Bedding Co., LLC
	12,817,595	Term Loan, 7.36%, Maturing August 31, 2011	12,545,221
	1,500,000	Term Loan, 10.36%, Maturing August 31, 2012	1,432,500
		Oreck Corp.
	4,245,303	Term Loan, 10.00%, Maturing February 2, 2012	3,459,922
		Sanitec Oy
EUR	4,478,261	Term Loan, 7.05%, Maturing April 7, 2013	5,973,371
EUR	4,478,261	Term Loan, 7.55%, Maturing April 7, 2014	6,011,684
		Sealy Mattress Co.
	5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012 (2)	4,750,000
	6,354,620	Term Loan, 6.86%, Maturing August 25, 2012	6,275,187
		Simmons Co.
	21,880,243	Term Loan, 7.41%, Maturing December 19, 2011	21,223,835
	2,500,000	Term Loan, 10.65%, Maturing February 15, 2012	2,404,168
			$109,672,730
Industrial Equipment — 2.0%
		Aearo Technologies, Inc.
	$8,100,000	Term Loan, 7.61%, Maturing July 2, 2014	$7,776,000

		Alliance Laundry Holdings, LLC
$3,645,213		Term Loan, 7.61%, Maturing January 27, 2012	$3,599,648
		Bucyrus International, Inc.
2,000,000		Term Loan, 6.87%, Maturing May 4, 2014	1,970,000
		Colfax Corp.
1,998,307		Term Loan, 7.63%, Maturing May 30, 2009	2,014,543
EUR	4,925,000	Term Loan, 6.41%, Maturing December 19, 2011	6,792,148
		EPD Holdings (Goodyear Engineering Production)
1,353,125		Term Loan, Maturing July 13, 2014 (3)	1,305,766
9,471,875		Term Loan, Maturing July 13, 2014 (3)	9,140,359
2,000,000		Term Loan, Maturing July 13, 2015 (3)	1,931,666
		Flowserve Corp.
13,690,341		Term Loan, 6.88%, Maturing August 10, 2012	13,459,317
		Foamex L.P.
4,500,000		Term Loan, 7.60%, Maturing February 12, 2013	4,379,999
		FR Brand Acquisition Corp.
10,174,500		Term Loan, 7.63%, Maturing February 7, 2014	9,631,863
		Generac Acquisition Corp.
11,895,000		Term Loan, 7.86%, Maturing November 7, 2013	10,958,269
		Gleason Corp.
1,557,121		Term Loan, Maturing June 30, 2013 (3)	1,531,818
5,067,879		Term Loan, 7.38%, Maturing June 30, 2013	4,985,526
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 6.94%, Maturing December 27, 2010 (2)	4,436,985
GBP	2,613,085	Term Loan, 8.35%, Maturing December 27, 2010	5,004,599
		Itron, Inc.
GBP	997,500	Term Loan, 8.01%, Maturing April 18, 2014	1,966,161
		John Maneely Co.
16,415,667		Term Loan, 8.61%, Maturing December 8, 2013	14,753,581
		Kion Group GmbH
2,250,000		Term Loan, 7.58%, Maturing December 23, 2014	2,210,063
2,250,000		Term Loan, 7.83%, Maturing December 23, 2015	2,221,313
		Loan Acquisitions Corp.
545,455		Term Loan, 0.00%, Maturing July 11, 2014 (2)	529,091
1,454,545		Term Loan, 7.82%, Maturing July 11, 2014	1,410,909
		Polypore International, Inc.
20,000,000		Term Loan, 7.56%, Maturing July 3, 2014	19,000,000
		Polypore, Inc.
5,000,000		Term Loan, 0.00%, Maturing July 3, 2013 (2)	4,750,000
EUR	1,114,496	Term Loan, 6.36%, Maturing July 3, 2014	1,502,694
		Terex Corp.
5,643,000		Term Loan, 7.11%, Maturing July 13, 2013	5,664,161
		TFS Acquisition Corp.
5,458,750		Term Loan, 8.86%, Maturing August 11, 2013	5,431,456
		TNT Logistics Holdings
EUR	1,135,787	Term Loan, 6.42%, Maturing January 4, 2014	1,549,475
EUR	654,423	Term Loan, 6.61%, Maturing January 4, 2014	892,784

EUR	1,111,285	Term Loan, 6.61%, Maturing January 4, 2014	$1,516,048
EUR	1,365,776	Term Loan, 6.61%, Maturing January 4, 2014	1,863,233
			$154,179,475
Insurance — 0.8%
		ARG Holding, Inc.
$7,830,750		Term Loan, 8.38%, Maturing November 30, 2011	$7,752,443
	500,000	Term Loan, 12.63%, Maturing November 30, 2012	497,500
		CCC Information Services Group
	4,557,991	Term Loan, 7.86%, Maturing February 10, 2013	4,444,041
		Conseco, Inc.
	29,581,105	Term Loan, 7.32%, Maturing October 10, 2013	28,471,814
		Hilb, Rogal & Hobbs Co.
	5,628,750	Term Loan, 6.86%, Maturing April 26, 2013	5,521,455
		Hub International Holdings, Inc.
	1,651,634	Term Loan, 0.00%, Maturing June 13, 2014 (2)	1,564,923
	7,373,366	Term Loan, 7.86%, Maturing June 13, 2014	6,986,264
		U.S.I. Holdings Corp.
	7,125,000	Term Loan, 8.11%, Maturing May 4, 2014	6,768,750
			$62,007,190
Leisure Goods/Activities/Movies — 4.8%
		24 Hour Fitness Worldwide, Inc.
$11,385,875		Term Loan, 7.87%, Maturing June 8, 2012	$11,272,016
		Alliance Atlantis Communications, Inc.
	6,453,455	Term Loan, 6.85%, Maturing December 31, 2011	6,453,455
		AMC Entertainment, Inc.
	19,745,199	Term Loan, 7.07%, Maturing January 26, 2013	19,087,032
		AMF Bowling Worldwide, Inc.
	4,789,583	Term Loan, 7.82%, Maturing June 8, 2013	4,693,792
		Bombardier Recreational Product
	14,400,000	Term Loan, 7.86%, Maturing June 28, 2013	14,103,000
		Butterfly Wendel US, Inc.
	1,237,500	Term Loan, 8.14%, Maturing June 22, 2013	1,225,744
	1,237,500	Term Loan, 7.89%, Maturing June 22, 2014	1,219,556
		Carmike Cinemas, Inc.
	6,675,837	Term Loan, 8.61%, Maturing May 19, 2012	6,517,285
	9,311,768	Term Loan, 8.61%, Maturing May 19, 2012	9,090,613
		Cedar Fair, L.P.
	4,950,000	Term Loan, 7.32%, Maturing August 31, 2011	4,801,500
	19,057,500	Term Loan, 7.32%, Maturing August 30, 2012	18,432,833
		Cinemark, Inc.
	31,719,094	Term Loan, 7.13%, Maturing October 5, 2013	30,688,223
		Dave & Buster’s, Inc.
	1,257,828	Term Loan, 7.61%, Maturing March 8, 2013	1,251,539
	2,102,788	Term Loan, 7.61%, Maturing March 8, 2013	2,092,274

		Deluxe Entertainment Services
$312,008		Term Loan, 5.26%, Maturing January 28, 2011	$298,748
6,988,976		Term Loan, 7.61%, Maturing January 28, 2011	6,691,945
624,016		Term Loan, 7.61%, Maturing January 28, 2011	597,495
		DW Funding, LLC
5,708,008		Term Loan, 7.31%, Maturing April 30, 2011	5,750,818
		Easton-Bell Sports, Inc.
10,502,412		Term Loan, 7.11%, Maturing March 16, 2012	10,062,623
		HIT Entertainment, Inc.
3,935,678		Term Loan, 7.34%, Maturing March 20, 2012	3,812,688
		Lions Gate Entertainment, Inc.
1,022,500		Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	996,938
		Mega Blocks, Inc.
1,910,512		Term Loan, 7.63%, Maturing July 26, 2012	1,862,749
		Metro-Goldwyn-Mayer Holdings, Inc.
60,034,863		Term Loan, 8.61%, Maturing April 8, 2012	56,869,405
		National Cinemedia, LLC
18,250,000		Term Loan, 7.11%, Maturing February 13, 2015	17,735,095
		Odeon
EUR	1,064,322	Term Loan, 6.61%, Maturing April 2, 2015	1,441,721
GBP	623,547	Term Loan, 8.42%, Maturing April 2, 2015	1,247,280
EUR	1,064,322	Term Loan, 6.98%, Maturing April 2, 2016	1,449,005
GBP	623,547	Term Loan, 8.79%, Maturing April 2, 2016	1,253,615
		Regal Cinemas Corp.
33,251,237		Term Loan, 6.86%, Maturing November 10, 2010	32,371,476
		Revolution Studios
11,280,583		Term Loan, 9.07%, Maturing December 21, 2014	10,829,359
		Six Flags Theme Parks, Inc.
27,625,000		Term Loan, 7.61%, Maturing April 30, 2015	26,013,550
		Southwest Sports Group, LLC
9,500,000		Term Loan, 7.88%, Maturing December 22, 2010	9,452,500
		Universal City Development Partners, Ltd.
19,996,088		Term Loan, 7.36%, Maturing June 9, 2011	19,496,186
		WMG Acquisition Corp.
4,390,000		Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,291,225
29,655,085		Term Loan, 7.36%, Maturing February 28, 2011	29,030,222
		Zuffa, LLC
2,500,000		Term Loan, 7.38%, Maturing June 20, 2016	2,312,500
			$374,796,005
Lodging and Casinos — 3.7%
		Ameristar Casinos, Inc.
$5,099,670		Term Loan, 6.82%, Maturing November 10, 2012	$5,048,673
		Bally Technologies, Inc.
14,582,477		Term Loan, 8.64%, Maturing September 5, 2009	14,205,768
		CCM Merger, Inc.
8,011,120		Term Loan, 7.36%, Maturing April 25, 2012	7,730,731

		Choctaw Resort Development Enterprise
$3,493,826		Term Loan, 7.07%, Maturing November 4, 2011	$3,432,684
		Dionysos Leisure Entertainment
EUR	2,500,000	Term Loan, 5.37%, Maturing June 30, 2014 (2)	3,395,032
EUR	2,500,000	Term Loan, 5.37%, Maturing June 30, 2015 (2)	3,417,847
		Fairmont Hotels and Resorts, Inc.
4,136,176		Term Loan, 8.57%, Maturing May 12, 2011	4,172,368
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.34%, Maturing November 20, 2014	2,989,019
GBP	1,500,000	Term Loan, 8.84%, Maturing November 20, 2015	3,004,259
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.55%, Maturing December 12, 2012 (2)	10,084,048
GBP	12,847,984	Term Loan, 8.52%, Maturing December 12, 2013	25,772,078
GBP	11,897,012	Term Loan, 9.02%, Maturing December 12, 2014	23,974,571
		Green Valley Ranch Gaming, LLC
7,128,368		Term Loan, 7.36%, Maturing February 16, 2014	6,950,158
		Herbst Gaming, Inc.
7,253,865		Term Loan, 7.24%, Maturing December 2, 2011	7,022,648
4,587,055		Term Loan, 7.24%, Maturing December 2, 2011	4,446,003
		Isle of Capri Casinos, Inc.
10,108,824		Term Loan, Maturing November 30, 2013 (3)	10,108,824
4,142,647		Term Loan, Maturing November 30, 2013 (3)	4,142,647
		Las Vegas Sands, LLC
29,900,000		Term Loan, 7.11%, Maturing May 23, 2014	28,662,469
		Lodgenet Entertainment Corp.
6,925,000		Term Loan, 7.36%, Maturing April 4, 2014	6,780,731
		New World Gaming Partners, Ltd.
9,770,833		Term Loan, Maturing June 30, 2014 (3)	9,502,135
1,954,167		Term Loan, Maturing June 30, 2014 (3)	1,900,427
		Penn National Gaming, Inc.
47,233,360		Term Loan, 7.11%, Maturing October 3, 2012	46,518,956
		Pinnacle Entertainment, Inc.
5,100,000		Term Loan, Maturing December 14, 2011 (3)	4,955,502
		Scandic Hotels
EUR	1,800,000	Term Loan, 6.42%, Maturing April 25, 2015	2,445,451
EUR	1,800,000	Term Loan, 6.79%, Maturing April 25, 2016	2,457,770
		Seminole Tribe of Florida
952,227		Term Loan, 6.88%, Maturing March 5, 2014 (2)	917,709
3,213,765		Term Loan, 6.88%, Maturing March 5, 2014	3,097,266
3,184,008		Term Loan, 6.88%, Maturing March 5, 2014	3,068,588
		Trump Entertainment Resorts Holdings, L.P.
5,365,500		Term Loan, 7.86%, Maturing May 20, 2012	5,231,363
5,365,500		Term Loan, 7.90%, Maturing May 20, 2012	5,231,363
		Venetian Casino Resort, LLC
13,440,000		Term Loan, 0.00%, Maturing May 14, 2014 (2)	12,883,732

	VML US Finance, LLC
$3,333,333	Term Loan, 7.61%, Maturing May 25, 2012	$3,226,190
6,666,667	Term Loan, 7.61%, Maturing May 25, 2013	6,452,380
2,000,000	Term Loan, 7.61%, Maturing May 25, 2013	1,935,714
	Wimar Opco, LLC
3,970,564	Term Loan, 7.61%, Maturing January 3, 2012	3,882,882
		$289,047,986
Nonferrous Metals/Minerals — 1.4%
	Alpha Natural Resources, LLC
$9,165,450	Term Loan, 7.11%, Maturing October 26, 2012	$8,775,918
	Compass Minerals Group, Inc.
7,599,628	Term Loan, 6.86%, Maturing December 22, 2012	7,384,308
	Euramax International, Inc.
4,594,199	Term Loan, 8.38%, Maturing June 28, 2012	4,397,030
	Freeport-McMoran Copper and Gold
2,000,000	Term Loan, Maturing March 19, 2014 (3)	1,978,572
	Magnum Coal Co.
1,375,000	Term Loan, 8.57%, Maturing March 15, 2013	1,375,859
13,578,125	Term Loan, 8.57%, Maturing March 15, 2013	13,586,611
	Murray Energy Corp.
10,713,400	Term Loan, 8.36%, Maturing January 28, 2010	10,766,967
	Noranda Aluminum Acquisition
5,121,250	Term Loan, 7.32%, Maturing May 18, 2014	5,040,165
	Novelis, Inc.
5,796,875	Term Loan, Maturing June 28, 2014 (3)	5,536,016
12,753,125	Term Loan, Maturing June 28, 2014 (3)	12,179,234
	Oxbow Carbon and Mineral Holdings
1,540,269	Term Loan, 0.00%, Maturing May 8, 2014 (2)	1,470,957
17,540,769	Term Loan, 7.40%, Maturing May 8, 2014	16,751,435
	Stillwater Mining Co.
4,360,000	Revolving Loan, 5.32%, Maturing July 30, 2009 (2)	4,316,400
5,648,737	Term Loan, 7.63%, Maturing July 30, 2010	5,634,615
	Thompson Creek Metals Co.
7,193,272	Term Loan, 10.09%, Maturing October 26, 2012	7,193,272
	Tube City IMS Corp.
162,162	Term Loan, 5.26%, Maturing January 25, 2014	159,054
1,334,493	Term Loan, 7.61%, Maturing January 25, 2014	1,308,915
		$107,855,328
Oil and Gas — 2.9%
	Atlas Pipeline Partners, L.P.
$13,960,000	Term Loan, Maturing July 20, 2014 (3)	$13,855,300
	Big West Oil, LLC
3,423,750	Term Loan, 0.00%, Maturing May 1, 2014 (2)	3,308,198
2,801,250	Term Loan, 7.61%, Maturing May 1, 2014	2,706,708

		Citgo Petroleum Corp.
	$7,991,416	Term Loan, 6.70%, Maturing November 15, 2012	$7,778,309
		Concho Resources, Inc.
	16,782,938	Term Loan, 9.07%, Maturing March 27, 2012	16,573,151
		Dresser, Inc.
	14,425,000	Term Loan, 7.86%, Maturing May 4, 2014	13,959,794
		Dynegy Holdings, Inc.
	35,419,681	Term Loan, 6.82%, Maturing April 2, 2013	33,737,246
	2,055,319	Term Loan, 6.82%, Maturing April 2, 2013	1,957,691
		El Paso Corp.
	10,960,000	Term Loan, 5.22%, Maturing July 31, 2011	10,576,400
		Energy Transfer Equity, L.P.
	1,000,000	Term Loan, 7.11%, Maturing February 8, 2012	968,571
		Hercules Offshore, Inc.
	6,325,000	Term Loan, 7.11%, Maturing July 6, 2013	6,166,875
		Key Energy Services, Inc.
	3,000,000	Term Loan, 5.36%, Maturing June 30, 2012	2,940,000
	9,776,860	Term Loan, 7.84%, Maturing June 30, 2012	9,581,323
		Kinder Morgan, Inc.
	33,648,485	Term Loan, 6.82%, Maturing May 21, 2014	32,092,242
		Niska Gas Storage
	2,075,180	Term Loan, 7.07%, Maturing May 13, 2011	2,082,962
	1,201,282	Term Loan, 7.11%, Maturing May 13, 2011	1,184,764
	1,773,943	Term Loan, 7.11%, Maturing May 13, 2011	1,749,551
	10,936,495	Term Loan, 7.11%, Maturing May 12, 2013	10,786,118
		Primary Natural Resources, Inc.
	13,281,875	Term Loan, 9.32%, Maturing July 28, 2010 (5)	13,267,265
		Targa Resources, Inc.
	4,828,492	Term Loan, 5.24%, Maturing October 31, 2012	4,789,261
	24,286,056	Term Loan, 7.33%, Maturing October 31, 2012	24,088,731
		Volnay Acquisition Co.
	2,685,000	Term Loan, 7.36%, Maturing January 12, 2014	2,577,600
		W&T Offshore, Inc.
	7,595,000	Term Loan, 7.61%, Maturing May 26, 2010	7,500,063
			$224,228,123
Publishing — 8.2%
		American Media Operations, Inc.
	$23,000,000	Term Loan, 8.59%, Maturing January 31, 2013	$21,620,000
		Aster Zweite Beteiligungs GmbH
EUR	708,499	Term Loan, 6.42%, Maturing September 27, 2013	946,493
	6,825,000	Term Loan, 7.62%, Maturing September 27, 2013	6,682,815
		Black Press US Partnership
	1,705,997	Term Loan, 7.36%, Maturing August 2, 2013	1,677,209
	2,809,878	Term Loan, 7.36%, Maturing August 2, 2013	2,762,461

		CBD Media, LLC
$7,181,229		Term Loan, 7.82%, Maturing December 31, 2009	$7,091,464
		Dex Media East, LLC
8,401,740		Term Loan, 6.86%, Maturing May 8, 2009	8,156,250
		Dex Media West, LLC
12,958,376		Term Loan, 6.86%, Maturing March 9, 2010	12,618,218
2,087,704		Term Loan, 6.86%, Maturing September 9, 2010	2,029,422
		Financiere Daunou
EUR	1,067,260	Term Loan, 6.43%, Maturing May 31, 2015	1,431,700
EUR	2,613,290	Term Loan, 6.43%, Maturing May 31, 2015	3,505,658
1,664,521		Term Loan, 7.50%, Maturing May 31, 2015	1,637,126
EUR	1,246,799	Term Loan, 6.68%, Maturing February 28, 2016	1,681,081
EUR	2,423,776	Term Loan, 6.68%, Maturing February 28, 2016	3,268,019
2,452,266		Term Loan, 7.75%, Maturing February 28, 2016	2,424,168
		GateHouse Media Operating, Inc.
4,825,000		Term Loan, 7.36%, Maturing August 28, 2014	4,587,769
5,750,000		Term Loan, 7.36%, Maturing August 28, 2014	5,576,304
13,275,000		Term Loan, 7.36%, Maturing August 28, 2014	12,622,308
		Idearc, Inc.
58,555,750		Term Loan, 7.36%, Maturing November 17, 2014	56,067,131
		Josten’s Corp.
4,000,000		Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,960,000
10,988,152		Term Loan, 7.33%, Maturing October 4, 2011	11,052,246
		Lamar Media Corp.
5,000,000		Term Loan, 6.88%, Maturing March 31, 2014	4,750,000
		MediaNews Group, Inc.
12,071,421		Term Loan, 6.59%, Maturing August 25, 2010	11,679,100
7,598,250		Term Loan, 7.09%, Maturing August 2, 2013	7,408,294
		Mediannuaire Holding
EUR	2,000,000	Term Loan, 6.39%, Maturing October 10, 2014	2,661,729
EUR	2,000,000	Term Loan, 6.89%, Maturing October 10, 2015	2,675,417
		Merrill Communications, LLC
16,409,064		Term Loan, 7.59%, Maturing February 9, 2009	16,094,551
		Nelson Education, Ltd.
4,300,000		Term Loan, 8.25%, Maturing July 5, 2014	4,278,500
		Newspaper Holdings, Inc.
21,650,000		Term Loan, 6.88%, Maturing July 24, 2014	21,460,563
		Pages Juanes Groupe S.A.
EUR	10,000,000	Term Loan, 5.89%, Maturing October 24, 2013	13,409,980
		Penton Media, Inc.
3,192,000		Term Loan, 7.61%, Maturing February 1, 2013	3,116,190
		Philadelphia Newspapers, LLC
6,056,221		Term Loan, 8.11%, Maturing June 29, 2013	5,874,535

		R.H. Donnelley Corp.
$744,618		Term Loan, 6.57%, Maturing December 31, 2009	$705,526
39,654,591		Term Loan, 6.86%, Maturing June 30, 2010	38,421,572
10,340,909		Term Loan, 6.86%, Maturing June 30, 2011	10,020,992
		Reader’s Digest Association
11,000,000		Revolving Loan, 5.23%, Maturing March 2, 2013 (2)	10,230,000
EUR	1,133,008	Term Loan, 6.01%, Maturing March 2, 2014	1,496,636
37,880,063		Term Loan, 7.35%, Maturing March 2, 2014	35,228,458
		Riverdeep Interactive Learning USA, Inc.
20,465,286		Term Loan, 8.11%, Maturing December 20, 2013	19,851,327
		Seat Pagine Gialle Spa
EUR	14,526,833	Term Loan, 6.22%, Maturing May 25, 2012	19,647,688
		SGS International, Inc.
3,992,255		Term Loan, 5.15%, Maturing December 30, 2011 (2)	3,952,332
1,206,625		Term Loan, 7.87%, Maturing December 30, 2011	1,194,559
		Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.70%, Maturing September 8, 2013	3,528,396
EUR	2,592,951	Term Loan, 7.40%, Maturing September 8, 2014	3,538,269
		Source Media, Inc.
12,537,486		Term Loan, 7.61%, Maturing November 8, 2011	12,584,502
		SP Newsprint Co.
8,463,065		Term Loan, 5.32%, Maturing January 9, 2010	8,209,173
		Springer Science+Business Media
1,937,968		Term Loan, 7.32%, Maturing May 5, 2010	1,932,315
EUR	1,396,141	Term Loan, 6.47%, Maturing May 5, 2011	1,887,561
3,008,560		Term Loan, 7.70%, Maturing May 5, 2011	2,968,603
EUR	971,370	Term Loan, 6.47%, Maturing May 5, 2012	1,319,688
EUR	603,718	Term Loan, 6.84%, Maturing May 5, 2012	820,349
EUR	587,880	Term Loan, 6.84%, Maturing May 5, 2012	798,829
3,259,273		Term Loan, 8.07%, Maturing May 5, 2012	3,231,262
3,008,560		Term Loan, 8.07%, Maturing May 5, 2012	2,982,235
		Sun Media Corp.
8,276,591		Term Loan, 7.11%, Maturing February 7, 2009	8,080,022
		The Star Tribune Co.
8,279,250		Term Loan, 7.61%, Maturing March 5, 2014	7,476,163
		Thomas Nelson, Inc.
1,980,000		Term Loan, 7.59%, Maturing June 12, 2012	1,890,900
		TL Acquisitions, Inc.
17,550,000		Term Loan, 8.07%, Maturing July 5, 2014	16,532,100
		Trader Media Corp.
GBP	17,800,000	Term Loan, 8.08%, Maturing March 23, 2015	35,416,950
		Tribune Co.
16,100,000		Term Loan, 7.86%, Maturing May 17, 2009	15,812,502
25,800,000		Term Loan, 8.36%, Maturing May 17, 2014	23,514,868
		World Directories Acquisition
EUR	10,000,000	Term Loan, 6.10%, Maturing May 31, 2014	13,383,356

		Xsys US, Inc.
EUR	254,462	Term Loan, 6.28%, Maturing September 27, 2013	$339,939
EUR	2,495,538	Term Loan, 6.28%, Maturing September 27, 2013	3,333,821
EUR	791,501	Term Loan, 6.42%, Maturing September 27, 2013	1,057,376
7,701,575		Term Loan, 7.57%, Maturing September 27, 2013	7,541,128
EUR	2,750,000	Term Loan, 6.28%, Maturing September 27, 2014	3,692,582
7,866,565		Term Loan, 7.57%, Maturing September 27, 2014	7,742,013
EUR	1,000,000	Term Loan, 8.55%, Maturing September 27, 2015	1,359,012
		YBR Acquisition BV
EUR	1,250,000	Term Loan, 6.63%, Maturing June 30, 2013	1,714,320
EUR	6,000,000	Term Loan, 6.63%, Maturing June 30, 2013	8,228,738
EUR	1,250,000	Term Loan, 7.13%, Maturing June 30, 2014	1,720,631
EUR	6,000,000	Term Loan, 7.13%, Maturing June 30, 2014	8,259,028
		Yell Group, PLC
21,025,000		Term Loan, 7.32%, Maturing February 10, 2013	20,735,906
			$637,188,328
Radio and Television — 4.2%
		ALM Media Holdings, Inc.
$7,810,011		Term Loan, 7.82%, Maturing March 4, 2010	$7,790,485
		Block Communications, Inc.
6,998,450		Term Loan, 7.36%, Maturing December 22, 2011	6,805,992
		CanWest MediaWorks, Ltd.
7,400,000		Term Loan, 7.34%, Maturing July 10, 2014	7,252,000
		Cequel Communications, LLC
40,448,625		Term Loan, 7.36%, Maturing November 5, 2013	38,658,773
		Citadel Broadcasting Corp.
34,925,000		Term Loan, 6.99%, Maturing June 12, 2014	32,858,593
		CMP Susquehanna Corp.
2,000,000		Term Loan, 7.64%, Maturing May 5, 2011 (2)	1,920,000
13,316,089		Term Loan, 7.36%, Maturing May 5, 2013	12,908,284
		Cumulus Media, Inc.
16,576,000		Term Loan, 7.08%, Maturing June 11, 2014	16,379,160
		Discovery Communications, Inc.
23,575,000		Term Loan, 7.36%, Maturing April 30, 2014	23,044,563
		Emmis Operating Co.
6,217,143		Term Loan, 7.36%, Maturing November 2, 2013	6,066,377
		Entravision Communications Corp.
8,940,750		Term Loan, 6.86%, Maturing September 29, 2013	8,747,031
		Gray Television, Inc.
12,808,753		Term Loan, 6.86%, Maturing January 19, 2015	12,232,359
		Hanley-Wood, LLC
7,500,000		Term Loan, 7.61%, Maturing March 8, 2014	6,987,503
		Local TV Finance, LLC
2,000,000		Term Loan, 7.36%, Maturing May 7, 2013	1,860,000

		NEP II, Inc.
	$6,383,990	Term Loan, 7.61%, Maturing February 16, 2014	$6,192,470
		Nexstar Broadcasting, Inc.
	12,558,543	Term Loan, 7.11%, Maturing October 1, 2012	12,291,674
	11,895,803	Term Loan, 7.11%, Maturing October 1, 2012	11,643,017
		NextMedia Operating, Inc.
	1,934,547	Term Loan, 7.32%, Maturing November 15, 2012	1,852,329
	859,799	Term Loan, 7.32%, Maturing November 15, 2012	823,257
		PanAmSat Corp.
	24,522,425	Term Loan, 7.36%, Maturing January 3, 2014	23,858,284
		Paxson Communications Corp.
	17,925,000	Term Loan, 8.61%, Maturing January 15, 2012	17,566,500
		Raycom TV Broadcasting, LLC
	21,333,373	Term Loan, 6.88%, Maturing June 25, 2014	21,253,372
		SFX Entertainment
	9,090,552	Term Loan, 8.10%, Maturing June 21, 2013	8,817,836
		Sirius Satellite Radio, Inc.
	4,500,000	Term Loan, 7.63%, Maturing December 19, 2012	4,252,500
		Spanish Broadcasting System
	12,940,496	Term Loan, 7.11%, Maturing June 10, 2012	12,811,091
		Tyrol Acquisition 2 SAS
EUR	7,300,000	Term Loan, 6.37%, Maturing January 19, 2015	9,740,242
EUR	7,300,000	Term Loan, 6.62%, Maturing January 19, 2016	9,786,797
		Young Broadcasting, Inc.
	8,413,300	Term Loan, 7.88%, Maturing November 3, 2012	8,039,960
	987,500	Term Loan, 7.88%, Maturing November 3, 2012	943,680
			$333,384,129
Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	$15,048,000	Term Loan, 7.07%, Maturing March 30, 2008	$14,587,155
	2,000,000	Term Loan, 6.82%, Maturing April 28, 2013	1,920,000
		RailAmerica, Inc.
	13,000,000	Term Loan, 7.61%, Maturing August 14, 2008	12,870,000
			$29,377,155
Retailers (Except Food and Drug) — 2.3%
		Advantage Sales & Marketing, Inc.
	$9,692,160	Term Loan, 7.36%, Maturing March 29, 2013	$9,292,359
	3,775,000	Term Loan, 7.36%, Maturing March 29, 2013	3,619,281
		Amscan Holdings, Inc.
	4,463,813	Term Loan, 7.60%, Maturing May 25, 2013	4,329,898
		Claire’s Stores, Inc.
	3,050,000	Term Loan, 8.11%, Maturing May 24, 2014	2,785,666
		Coinmach Laundry Corp.
	24,923,230	Term Loan, 7.88%, Maturing December 19, 2012	24,611,690

		Cumberland Farms, Inc.
$5,955,000		Term Loan, 7.36%, Maturing September 29, 2013	$5,973,609
		FTD, Inc.
	4,765,015	Term Loan, 7.36%, Maturing July 28, 2013	4,717,365
		Harbor Freight Tools USA, Inc.
	17,464,670	Term Loan, 7.61%, Maturing July 15, 2010	16,969,844
		Home Interiors & Gifts, Inc.
	3,451,141	Term Loan, 10.35%, Maturing March 31, 2011	2,421,552
		Mapco Express, Inc.
	3,579,563	Term Loan, 8.11%, Maturing April 28, 2011	3,566,140
		Nebraska Book Co., Inc.
	11,077,745	Term Loan, 7.83%, Maturing March 4, 2011	11,133,134
		Neiman Marcus Group, Inc.
	9,555,758	Term Loan, 7.11%, Maturing April 5, 2013	9,171,693
		Oriental Trading Co., Inc.
	2,000,000	Term Loan, 11.36%, Maturing January 31, 2013	1,920,000
	12,870,000	Term Loan, 7.59%, Maturing July 31, 2013	12,226,500
		Pamida Holdings Company, Inc.
	2,950,000	Revolving Loan, 6.84%, Maturing December 28, 2010 (2)	2,924,188
		Pantry, Inc. (The)
	2,288,889	Term Loan, 0.00%, Maturing May 15, 2014 (2)	2,122,944
	8,011,111	Term Loan, 7.07%, Maturing May 15, 2014	7,430,306
		Pep Boys - Manny, Moe, & Jack, (The)
	7,150,586	Term Loan, 7.36%, Maturing January 27, 2011	6,989,698
		Rent-A-Center, Inc.
	7,183,179	Term Loan, 7.12%, Maturing November 15, 2012	7,046,253
		Rover Acquisition Corp.
	3,984,987	Term Loan, 7.61%, Maturing October 26, 2013	3,817,287
		Savers, Inc.
	2,811,244	Term Loan, 8.11%, Maturing August 11, 2012	2,769,075
	3,201,734	Term Loan, 8.11%, Maturing August 11, 2012	3,153,708
		Shopko Stores, Inc.
	7,867,000	Revolving Loan, 6.67%, Maturing December 28, 2010 (2)	7,812,914
		The Yankee Candle Company, Inc.
	9,675,750	Term Loan, 7.36%, Maturing February 6, 2014	9,191,963
		Vivarte
EUR	6,500,000	Term Loan, 6.20%, Maturing May 29, 2015	8,372,322
EUR	6,500,000	Term Loan, 6.70%, Maturing May 29, 2016	8,414,336
			$182,783,725
Steel — 0.1%
		Algoma Acquisition Corp.
$4,275,000		Term Loan, Maturing June 20, 2013 (3)	$4,061,250
		Gibraltar Industries, Inc.
	3,320,902	Term Loan, 7.13%, Maturing December 8, 2010	3,314,675
			$7,375,925

Surface Transport — 0.9%
		Delphi Acquisition Holding, Inc.
$1,183,488		Term Loan, 7.74%, Maturing April 10, 2015	$1,178,310
	282,788	Term Loan, 7.74%, Maturing April 10, 2015	281,551
	1,466,276	Term Loan, 8.24%, Maturing April 10, 2016	1,467,192
		Horizon Lines, LLC
	4,549,044	Term Loan, 7.57%, Maturing July 7, 2011	4,526,298
		Laidlaw International, Inc.
	2,823,044	Term Loan, 7.07%, Maturing July 31, 2013	2,844,217
	8,469,131	Term Loan, 7.07%, Maturing July 31, 2013	8,532,650
		Oshkosh Truck Corp.
	15,422,500	Term Loan, 7.11%, Maturing December 6, 2013	14,934,517
		Ozburn-Hessey Holding Co., LLC
	3,942,675	Term Loan, 8.57%, Maturing August 9, 2012	3,725,828
		Sirva Worldwide, Inc.
	5,866,025	Term Loan, 12.61%, Maturing December 1, 2010	4,771,032
		Swift Transportation Co., Inc.
	6,000,000	Term Loam, 8.32%, Maturing May 10, 2012	5,070,000
	19,927,907	Term Loan, 8.38%, Maturing May 10, 2014	17,785,657
		Vanguard Car Rental USA
	8,851,500	Term Loan, 8.34%, Maturing June 14, 2013	8,782,352
			$73,899,604
Telecommunications — 4.2%
		Alaska Communications Systems Holdings, Inc.
$2,625,000		Term Loan, 7.11%, Maturing February 1, 2012	$2,565,938
	15,150,000	Term Loan, 7.11%, Maturing February 1, 2012	14,809,125
		American Cellular Corp.
	3,000,000	Term Loan, 0.00%, Maturing March 15, 2014 (2)	2,981,250
	11,097,188	Term Loan, 7.36%, Maturing March 15, 2014	10,988,524
		BCM Luxembourg, Ltd.
EUR	8,000,000	Term Loan, 5.90%, Maturing September 30, 2014	10,659,925
EUR	8,000,000	Term Loan, 6.15%, Maturing September 30, 2015	10,735,693
		Cellular South, Inc.
	2,981,250	Term Loan, 0.00%, Maturing May 29, 2014 (2)	2,899,266
	8,943,750	Term Loan, 7.11%, Maturing May 29, 2014	8,697,797
		Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,342,500
	16,147,788	Term Loan, 7.36%, Maturing February 9, 2011	15,734,001
		Cincinnati Bell, Inc.
	2,356,313	Term Loan, 6.82%, Maturing August 31, 2012	2,269,423
		Consolidated Communications, Inc.
	21,847,842	Term Loan, 7.11%, Maturing July 27, 2015	21,520,125
		Crown Castle Operating Co.
	5,561,063	Term Loan, 6.84%, Maturing January 9, 2014	5,241,301

		FairPoint Communications, Inc.
$21,785,000		Term Loan, 7.13%, Maturing February 8, 2012	$21,076,988
		Hargray Acquisition Co.
3,675,000		Term Loan, 7.57%, Maturing June 29, 2014	3,573,938
		Intelsat Subsuduary Holding Co.
7,753,748		Term Loan, 7.36%, Maturing July 3, 2013	7,550,212
		Iowa Telecommunications Services
9,998,000		Term Loan, 7.11%, Maturing November 23, 2011	9,829,284
		IPC Systems, Inc.
9,250,000		Term Loan, 7.61%, Maturing May 31, 2014	8,573,594
GBP	3,457,161	Term Loan, 8.27%, Maturing May 31, 2014	6,498,239
		Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.92%, Maturing December 26, 2014	14,325,953
		NTelos, Inc.
12,928,349		Term Loan, 7.57%, Maturing August 24, 2011	12,605,140
		Safent, Inc.
4,000,000		Term Loan, 7.86%, Maturing April 12, 2014	3,800,000
		Stratos Global Corp.
7,499,250		Term Loan, 8.11%, Maturing February 13, 2012	7,358,639
		Syniverse Holdings, Inc.
2,830,525		Term Loan, 7.11%, Maturing February 15, 2012	2,832,295
		TDC AS (Nordic Telephone Company)
EUR	3,240,342	Term Loan, 5.88%, Maturing April 10, 2014	4,337,281
EUR	4,000,000	Term Loan, 6.13%, Maturing April 10, 2015	5,380,873
		Triton PCS, Inc.
16,327,864		Term Loan, 8.57%, Maturing November 18, 2009	16,287,044
		Univision Communications, Inc.
6,125,000		Term Loan, 7.82%, Maturing March 29, 2009	5,984,125
4,424,497		Term Loan, 0.00%, Maturing September 29, 2014 (2)	4,099,022
61,308,725		Term Loan, 7.61%, Maturing September 29, 2014	56,798,732
		Windstream Corp.
21,428,226		Term Loan, 6.86%, Maturing July 17, 2013	20,955,026
			$325,311,253
Utilities — 2.4%
		AEI Finance Holding, LLC
$2,039,088		Term Loan, 5.26%, Maturing March 30, 2012	$1,998,307
15,535,912		Term Loan, 8.36%, Maturing March 30, 2014	15,225,193
		Astoria Generating Co.
3,251,618		Term Loan, 7.34%, Maturing February 23, 2013	3,196,240
		BRSP, LLC
14,588,858		Term Loan, 8.38%, Maturing July 13, 2009	14,661,802
		Calpine Corp.
9,052,313		DIP Loan, 7.61%, Maturing March 30, 2009	8,793,941
		Cellnet Group, Inc.
1,999,413		Term Loan, 7.36%, Maturing July 22, 2011	1,994,415
		Cogentrix Delaware Holdings, Inc.
6,368,649		Term Loan, 6.86%, Maturing April 14, 2012	6,347,422

	Covanta Energy Corp.
$5,253,608	Term Loan, 5.26%, Maturing February 9, 2014	$5,145,253
10,644,714	Term Loan, 6.88%, Maturing February 9, 2014	10,425,167
	Elster Group GmbH (Ruhrgas)
1,250,000	Term Loan, 7.88%, Maturing June 12, 2014	1,234,375
	LS Power Acquisition Co.
2,810,861	Term Loan, 7.36%, Maturing May 1, 2014	2,677,345
	Mach General, LLC
281,250	Term Loan, 7.36%, Maturing February 22, 2013	272,953
2,705,156	Term Loan, 7.36%, Maturing February 22, 2014	2,625,354
	Mirant North America, LLC.
6,221,091	Term Loan, 7.07%, Maturing January 3, 2013	6,065,993
	NRG Energy, Inc.
18,867,033	Term Loan, 7.11%, Maturing June 1, 2014	18,269,571
45,453,052	Term Loan, 7.11%, Maturing June 1, 2014	44,013,690
	NRG Holdings, Inc.
22,115,997	Term Loan, 0.00%, Maturing June 1, 2014 (2)	21,596,271
	NSG Holdings, LLC
306,124	Term Loan, 6.86%, Maturing June 15, 2014	298,853
2,654,193	Term Loan, 6.86%, Maturing June 15, 2014	2,591,156
	Pike Electric, Inc.
2,993,487	Term Loan, 6.88%, Maturing July 1, 2012	2,923,640
2,276,105	Term Loan, 6.88%, Maturing December 10, 2012	2,222,997
	Vulcan Energy Corp.
10,926,847	Term Loan, 6.86%, Maturing July 23, 2010	10,776,603
		$183,356,541
Total Senior, Floating Rate Interests (identified cost $7,998,377,923)		$7,823,194,237

Corporate Bonds & Notes — 0.7%

Principal
Amount
(000’s omitted)	Security	Value
Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR 13,500	7.121%, 4/15/13	$17,740,296
		$17,740,296
Electronics/Electrical — 0.1%
	NXP b.v./NXP Funding, LLC, Variable Rate
$6,300	8.11%, 10/15/13 (6)	$5,898,375
		$5,898,375
Financial Intermediaries — 0.2%
	Alzette, Variable Rate
$1,180	11.86%, 12/15/20 (5)	$1,165,474

	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
$1,140	7.31%, 2/24/19 (5)(6)	$1,072,365
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.31%, 4/15/19 (5)(6)	1,376,565
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.41%, 1/15/19 (5)(6)	1,390,719
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.81%, 8/11/16 (5)(6)	1,455,782
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17 (5)	953,880
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.324%, 1/15/18 (5)(6)	1,869,352
	Sonata Securities S.A., Series 2006-6
8,819	8.91%, 12/28/07	8,903,281
		$18,187,418
Radio and Television — 0.0%
	Paxson Communications Corp., Variable Rate
$3,000	8.61%, 1/15/12 (6)	$2,985,000
		$2,985,000
Real Estate — 0.1%
	Assemblies of God, Variable Rate
$6,881	7.51%, 6/15/29 (6)	$6,880,566
		$6,880,566
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.61%, 6/15/13	$6,084,000
		$6,084,000
Total Corporate Bonds & Notes (identified cost $57,161,936)		$57,775,655

Common Stocks — 0.0%

Shares	Security	Value
105,145	Hayes Lemmerz International (7)	$504,696
Total Common Stocks (identified cost, $1,051,450)		$504,696

Short-Term Investments — 0.9%

	Interest
Description	(000’s ommited)	Value
Investment in Cash Management Portfolio, 4.86% (8)	65,745	$65,745,337
Total Short-Term Investments (identified cost, $65,745,337)		$65,745,337

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (5)(7)(9)	$7,257
Total Preferred Stocks (identified cost, $17,500)		$7,257

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$73,080
Total Closed-End Investment Companies (identified cost, $72,148)		$73,080
Total Investments — 102.0% (identified cost $8,122,426,294)		$7,947,300,262
Less Unfunded Loan Commitments — (2.7)%		$(212,144,966)
Net Investments — 99.3% (identified cost $7,910,281,328)		$7,735,155,296
Other Assets, Less Liabilities — 0.7%		$56,188,722
Net Assets — 100.0%		$7,791,344,018

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrowers discretion.

(3)	This Senior Loan will settle after July 31, 2007, at which time the interest rate will be determined.
(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $22,928,724 or 0.3% of the Fund’s net assets.

(7)	Non-income producing security.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $8,870,422.

(9)	Restricted security.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation/
Date	Deliver	In Exchange For	(Depreciation)
8/31/07	Swiss Franc 18,473,250	United States Dollar 15,366,204	$(17,565)
8/31/07	Euro 573,470,013	United States Dollar 785,775,635	5,057
8/31/07	British Pound 163,392,177	United States Dollar 330,808,422	(1,084,857)
			$(1,097,365)

Purchases

Settlement			Net Unrealized
Date	In Exchange For	Deliver	Depreciation
8/07/07	Euro 3,011,250	United States Dollar 4,130,231	$(7,578)

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying and selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell Credit	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$5,000	2.10%	12/20/10	$(12,452)
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/20/09	440,192
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	133,946
Lehman Brothers, Inc.	EPCO Holdings., Inc.	Sell	5,000	2.15	12/20/10	(8,958)
Lehman Brothers, Inc.	LCDX Series 8	Sell	25,000	1.20	6/20/2012	(961,632)
Lehman Brothers, Inc.	Inergy, L.P	Sell	6,500	2.20	3/20/10	192,784
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/20/10	103,364
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	25,302
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	3,000	2.00	6/20/10	(29,973)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(22,749)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	208,681
Lehman Brothers, Inc.	Syniverse technologies, Inc.	Sell	3,000	1.85	3/20/11	2,279
Lehman Brothers, Inc.	Syniverse technologies, Inc.	Sell	3,000	2.30	6/20/11	37,715
Lehman Brothers, Inc.	The Hertz Corp.	Sell	5,000	1.80	3/20/11	(16,444)
Total						$92,055

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$7,910,287,876
Gross unrealized appreciation	$54,185,619
Gross unrealized depreciation	(229,318,199)
Net unrealized depreciation	$(175,132,580)

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at July 31, 2007 on a federal income tax basis was $1,768,782.

Restricted Securities

At July 31, 2007, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares	Cost	Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$7,257
Total Restricted Securitiy			$17,500	$7,257

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2007

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer

Date:	September 21, 2007